UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 1 Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 – September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making rules.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

- All Asset Portfolio

- CommodityRealReturn Strategy Portfolio

- Emerging Markets Bond Portfolio

- Foreign Bond Portfolio (U.S. Dollar-Hedged)

- Global Bond Portfolio (Unhedged)

- High Yield Portfolio

- Long-Term U.S. Government Portfolio

- Low Duration Portfolio

- Money Market Portfolio

- RealEstateRealReturn Strategy Portfolio

- Real Return Portfolio

- Short-Term Portfolio

- StocksPLUS® Growth & Income Portfolio

- StocksPLUS® Total Return Portfolio

- Total Return Portfolio

- Total Return Portfolio II

Schedule of Investments

All Asset Portfolio (a)

September 30, 2005 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 99.2%
CommodityRealReturn Strategy	810,737	$14,326
Convertible	97,076	1,196
Developing Local Markets	784,620	7,987
Emerging Markets Bond	3,191,909	36,547
European Convertible	147,608	1,788
Floating Income	2,633,654	27,311
Foreign Bond (Unhedged)	720,680	7,394
Fundamental IndexPLUS	120,515	1,243
Fundamental IndexPLUS TR	938,924	9,624
GNMA	287,350	3,170
High Yield	3,133,101	30,642
International StocksPLUS® TR Strategy	263,025	3,219
Long-Term U.S. Government	3,408,339	37,628
Low Duration	802	8
Real Return	2,625,931	30,119
Real Return Asset	3,848,703	46,454
RealEstateRealReturn Strategy	1,266,538	14,160
Short-Term	170,666	1,708
StocksPLUS®	6,943	69
StocksPLUS® Total Return	267,500	3,464
Total Return	1,416,783	15,089
Total Return Mortgage	939,702	10,008

Total PIMCO Funds (Cost $247,168)		303,154

SHORT-TERM INSTRUMENTS 0.1%
	Principal Amount (000s)
Repurchase Agreement 0.1%
State Street Bank
3.400% due 10/03/2005	$228	228
(Dated 09/30/2005. Collateralized by Freddie Mac 3.875% due 01/12/2009 valued at $233. Repurchase proceeds are $228.)

Total Short-Term Instruments (Cost $228)		228

Total Investments 99.3%		$303,382
(Cost $295,054)

Other Assets and Liabilities (Net) 0.7%		2,206

Net Assets 100.0%		$305,588

Notes to Schedule of Investments:

(a) The Portfolio is investing in shares of an affiliated Funds.

(b) Institutional Class shares of each PIMCO Fund.

See accompanying notes

Schedule of Investments

CommodityRealReturn Strategy Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.3%
Banking & Finance 0.3%
Ford Motor Credit Co.
4.830% due 09/28/2007 (a)	$200	$195

Total Corporate Bonds & Notes (Cost $196)		195

U.S. GOVERNMENT AGENCIES 3.7%
Fannie Mae
4.198% due 11/01/2034 (a)	400	396
5.500% due 09/01/2035 - 10/13/2035 (c)	1,900	1,899
6.375% due 10/23/2033 (a)	200	202
Freddie Mac
3.960% due 08/25/2031 (a)	11	11

Total U.S. Government Agencies (Cost $2,523)		2,508

U.S. TREASURY OBLIGATIONS 93.1%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	4,706	4,868
3.625% due 01/15/2008	5,465	5,787
3.875% due 01/15/2009	3,948	4,284
4.250% due 01/15/2010	5,831	6,524
0.875% due 04/15/2010	5,178	5,048
3.500% due 01/15/2011	1,691	1,863
3.000% due 07/15/2012	3,274	3,564
2.000% due 01/15/2014	425	434
2.000% due 07/15/2014	4,685	4,787
1.625% due 01/15/2015	514	508
1.875% due 07/15/2015	7,567	7,636
2.375% due 01/15/2025	9,672	10,350
3.625% due 04/15/2028	3,276	4,287
3.875% due 04/15/2029	2,387	3,269

Total U.S. Treasury Obligations (Cost $63,246)		63,209

MORTGAGE-BACKED SECURITIES 0.1%
First Horizon Alternative Mortgage Securities
4.788% due 06/25/2034 (a)	86	86

Total Mortgage-Backed Securities (Cost $86)		86

ASSET-BACKED SECURITIES 2.9%
ACE Securities Corp.
3.947% due 10/25/2035 (a)	300	300
Argent Securities, Inc.
3.950% due 10/25/2035 (a)	100	100
Asset-Backed Funding Certificates
3.940% due 08/25/2035 (a)	282	282
Bear Stearns Asset-Backed Securities, Inc.
4.040% due 01/25/2029 (a)	83	84
4.030% due 09/25/2034 (a)	56	56
Citigroup Mortgage Loan Trust, Inc.
3.850% due 09/25/2035 (a)	200	200
Countrywide Asset-Backed Certificates
3.938% due 08/25/2035 (a)	100	100
4.027% due 08/25/2035 (a)	100	100
FBR Securitization Trust
3.950% due 09/25/2035 (a)	200	200
4.010% due 09/25/2035 (a)	100	100
Ford Credit Auto Owner Trust
4.240% due 03/15/2008	100	100
Long Beach Mortgage Loan Trust
4.030% due 11/25/2034 (a)	130	130
New Century Home Equity Loan Trust
3.940% due 09/25/2035 (a)	95	95
Wachovia Mortgage Loan Trust LLC
3.950% due 10/25/2035 (a)	100	100

Total Asset-Backed Securities (Cost $1,945)		1,947

SOVEREIGN ISSUES 0.3%
Republic of Brazil
4.313% due 04/15/2012 (a)	82	81
7.875% due 03/07/2015	100	104

Total Sovereign Issues (Cost $183)		185

PURCHASED CALL OPTIONS 0.0%
	# of Contract
U.S. Treasury Note 10-Year Futures (CBOT)
Strike @ 120.000 Exp. 11/22/2005	13	0

Total Purchased Call Options (Cost $0)		0

PURCHASED PUT OPTIONS 0.0%
	Principal Amount (000s)
Treasury Inflation Protected Securities (OTC)
3.375% due 01/15/2007
Strike @ 94.000 Exp. 12/15/2005	$2,000	0
1.875% due 07/15/2015
Strike @ 78.500 Exp. 12/19/2005	6,000	0
	# of Contract
U.S Treasury Bond 5-Year Futures (CBOT)
Strike @ 103.500 Exp. 11/22/2005	10	0

Total Purchased Put Options (Cost $2)		0

SHORT-TERM INSTRUMENTS 88.5%
	Principal Amount (000s)
Certificates of Deposit 2.1%
Citibank New York N.A.
3.590% due 10/25/2005	$600	600
Dexia Bank New York N.A.
3.600% due 10/25/2005	300	300
Unicredito Italiano SpA
3.582% due 10/24/2005	500	500

		1,400

Commercial Paper 67.6%
ABN AMRO North America
3.520% due 10/19/2005	600	599
Anz (Delaware), Inc.
3.510% due 10/18/2005	600	599
Anz National International Ltd.
3.750% due 12/13/2005	800	794
ASB Bank Ltd.
3.460% due 10/11/2005	400	400
Bank of Ireland
3.680% due 11/14/2005	900	896
3.960% due 01/27/2006	900	888
Barclays U.S. Funding Corp.
3.450% due 10/05/2005	200	200
3.705% due 11/15/2005	500	498
3.710% due 11/16/2005	100	99
3.765% due 12/12/2005	600	595
3.890% due 12/12/2005	500	496
BNP Paribas Finance
3.690% due 12/05/2005	800	794
CBA (de) Finance
3.550% due 10/25/2005	200	200
3.755% due 12/13/2005	900	893
3.910% due 12/28/2005	300	297
CDC Commercial Paper, Inc.
3.520% due 10/21/2005	600	599
3.620% due 11/07/2005	300	299
3.750% due 12/07/2005	600	600
Danske Corp.
3.550% due 10/25/2005	400	399
3.635% due 11/08/2005	200	199
3.750% due 12/02/2005	600	596
3.800% due 01/17/2006	400	395
Dexia Delaware LLC
3.650% due 10/25/2005	800	798
DnB NORBank ASA
3.590% due 11/18/2005	500	498
3.780% due 12/22/2005	500	496
Fannie Mae
3.373% due 10/05/2005	600	600
3.228% due 10/19/2005	300	300
3.230% due 10/26/2005	100	100
3.450% due 11/04/2005	500	499
3.571% due 11/09/2005	400	399
3.600% due 11/09/2005	700	697
3.615% due 11/16/2005	500	498
3.649% due 11/23/2005	500	497
3.994% due 03/29/2006	600	588
Federal Home Loan Bank
3.595% due 11/14/2005	900	896
3.680% due 12/06/2005	1,200	1,191
ForeningsSparbanken AB
3.450% due 10/07/2005	400	400
3.620% due 10/07/2005	1,000	1,000
3.910% due 12/28/2005	400	396
Freddie Mac
3.189% due 10/04/2005	500	500
3.390% due 10/11/2005	300	300
3.239% due 10/18/2005	300	300
3.254% due 11/01/2005	100	100
3.620% due 11/15/2005	900	896
3.653% due 11/22/2005	500	497
3.579% due 12/12/2005	1,100	1,091
3.965% due 03/28/2006	600	588
General Electric Capital Corp.
3.550% due 10/20/2005	500	499
3.620% due 11/02/2005	300	299
3.910% due 12/27/2005	1,000	990
HBOS Treasury Services PLC
3.455% due 10/05/2005	200	200
3.685% due 11/14/2005	500	498
3.750% due 12/01/2005	500	497
ING U.S. Funding LLC
3.510% due 10/18/2005	500	499
3.760% due 12/01/2005	600	596
National Australia Funding, Inc.
3.740% due 10/04/2005	300	300
Nordea North America, Inc.
3.520% due 10/21/2005	400	399
3.710% due 11/21/2005	400	398
3.685% due 12/09/2005	700	695
Rabobank USA Financial Corp.
3.620% due 11/28/2005	500	497
3.855% due 12/23/2005	1,200	1,189
3.905% due 12/30/2005	200	198
Royal Bank of Scotland PLC
3.455% due 10/06/2005	300	300
3.700% due 11/16/2005	600	597
Skandinaviska Enskilda Banken AB
3.500% due 10/12/2005	400	400
3.720% due 12/08/2005	1,100	1,092
Societe Generale N.A.
3.770% due 11/01/2005	900	897
3.690% due 11/15/2005	900	896
Stadshypoket Delaware, Inc.
3.590% due 10/11/2005	900	899
Statens Bostadsfin Bank
3.700% due 11/15/2005	900	896
Total Capital SA
3.780% due 10/07/2005	700	700
3.760% due 12/01/2005	1,200	1,193
Toyota Motor Credit Corp.
3.720% due 12/09/2005	1,400	1,389
UBS Finance Delaware LLC
3.625% due 10/17/2005	400	399
3.590% due 11/21/2005	600	597
3.730% due 12/09/2005	400	397
3.975% due 01/30/2006	500	493
Westpac Capital Corp.
3.730% due 12/09/2005	900	893
Westpac Trust Securities NZ Ltd.
3.500% due 10/17/2005	600	599

		45,851

Repurchase Agreement 18.7%
Credit Suisse First Boston
3.250% due 10/03/2005	12,700	12,700
(Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.375% due 09/15/2009 valued at $12,990. Repurchase proceeds are $12,703.)

U.S. Treasury Bills 0.1%
3.425% due 12/15/2005 (e)	105	105

Total Short-Term Instruments (Cost $60,062)		60,056

Total Investments (d) 188.9%		$128,186
(Cost $128,243)
Written Options (g) (0.0%)		(9)
(Premiums $8)
Other Assets and Liabilities (Net) (88.9%)		(60,318)

Net Assets 100.0%		$67,859

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) As of September 30, 2005, portfolio securities with an aggregate market value of $1,288 were valued with reference to securities whose prices are more readily obtainable.

(e) Securities with an aggregate market value of $105 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Long Futures	12/2005	5	$(3)
U.S. Treasury 10-Year Note Short Futures	12/2005	13	10
U.S. Treasury 5-Year Note Long Futures	12/2005	4	(3)

			$4

(f) Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	100	$2
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015	EC	200	(5)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007		$900	(7)
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/15/2015		250	2
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		300	6

							$(2)

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
J.P. Morgan Chase & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	$48,100	$1,795
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	10/24/2005	15,945	595

					$2,390

(g) Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/22/2005	16	$4	$1
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	2	1	1
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	16	3	7
				$8	$9

(h) Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Buy	JY	10,000	10/2005	$0	$(3)	$(3)

Schedule of Investments

Emerging Markets Bond Portfolio

September 30, 2005 (Unaudited)

		Principal Amount (000s)	Value (000s)
BRAZIL 28.7%
Petrobras International Finance Co.
7.750% due 09/15/2014		$250	$272
Republic of Brazil
11.500% due 03/12/2008		400	457
9.375% due 04/07/2008		50	55
4.313% due 04/15/2009 (a)		734	730
9.760% due 06/29/2009 (a)		800	939
14.500% due 10/15/2009		540	704
12.000% due 04/15/2010		460	564
10.000% due 08/07/2011		1,250	1,459
11.000% due 01/11/2012		1,160	1,424
4.313% due 04/15/2012 (a)		2,799	2,761
10.250% due 06/17/2013		50	60
8.000% due 04/15/2014		1,319	1,326
10.500% due 07/14/2014		470	570
7.875% due 03/07/2015		600	624
8.000% due 01/15/2018		258	274
8.875% due 10/14/2019		600	653
4.250% due 04/15/2024 (a)		100	96
6.000% due 04/15/2024 (a)		120	116
8.875% due 04/15/2024		200	214
10.125% due 05/15/2027		1,740	2,089
12.250% due 03/06/2030		220	303
8.250% due 01/20/2034		1,990	2,005
11.000% due 08/17/2040		10,196	12,513

Total Brazil (Cost $27,887)			30,208

CAYMAN ISLANDS 0.1%
Petroleum Export Ltd.
5.265% due 06/15/2011		$100	100

Total Cayman Islands (Cost $100)			100

CHILE 1.1%
CODELCO, Inc.
5.625% due 09/21/2035		$200	199
Republic of Chile
5.625% due 07/23/2007		915	932

Total Chile (Cost $1,142)			1,131

CHINA 1.2%
China Development Bank
5.000% due 10/15/2015		$500	494
Export-Import Bank of China
5.250% due 07/29/2014		800	810

Total China (Cost $1,286)			1,304

COLOMBIA 2.4%
Republic of Colombia
9.750% due 04/23/2009		$220	254
10.000% due 01/23/2012		100	121
10.750% due 01/15/2013		400	505
8.250% due 12/22/2014		1,150	1,294
10.375% due 01/28/2033		310	406

Total Colombia (Cost $2,413)			2,580

ECUADOR 4.1%
Republic of Ecuador
9.000% due 08/15/2030 (a)		$4,519	4,283

Total Ecuador (Cost $3,128)			4,283

EL SALVADOR 0.2%
Republic of El Salvador
8.500% due 07/25/2011		$150	174

Total El Salvador (Cost $162)			174

GUATEMALA 0.6%
Republic of Guatemala
9.250% due 08/01/2013		$570	685

Total Guatemala (Cost $570)			685

KAZAKHSTAN 0.1%
Tengizchevroil Finance Co.
6.124% due 11/15/2014		$150	154

Total Kazakhstan (Cost $150)			154

MALAYSIA 1.2%
Petronas Capital Ltd.
7.000% due 05/22/2012		$325	363
Republic of Malaysia
8.750% due 06/01/2009		120	137
7.500% due 07/15/2011		325	369
Tenaga Nasional Bhd.
7.500% due 11/01/2025		250	295
TNB Capital Ltd.
5.250% due 05/05/2015		100	100

Total Malaysia (Cost $1,263)			1,264

MEXICO 16.0%
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)		$145	147
Pemex Project Funding Master Trust
8.000% due 11/15/2011		250	285
7.375% due 12/15/2014		365	406
5.750% due 12/15/2015		2,600	2,578
9.250% due 03/30/2018		127	162
8.625% due 02/01/2022		1,200	1,470
United Mexican States
10.375% due 02/17/2009		375	439
8.375% due 01/14/2011		860	991
7.500% due 01/14/2012		485	545
5.875% due 01/15/2014		250	259
6.625% due 03/03/2015		700	762
11.375% due 09/15/2016		25	37
8.125% due 12/30/2019		1,324	1,609
8.300% due 08/15/2031		2,415	3,025
7.500% due 04/08/2033		250	291
6.750% due 09/27/2034		3,650	3,896

Total Mexico (Cost $16,452)			16,902

MOROCCO 0.2%
Kingdom of Morocco
2.000% due 01/05/2009 (a)		$175	175

Total Morocco (Cost $164)			175

PANAMA 2.6%
Republic of Panama
8.250% due 04/22/2008		$265	287
9.625% due 02/08/2011		210	252
9.375% due 07/23/2012		610	741
7.250% due 03/15/2015		100	110
10.750% due 05/15/2020		700	978
8.875% due 09/30/2027		80	98
9.375% due 04/01/2029		200	255

Total Panama (Cost $2,567)			2,721

PERU 2.3%
Republic of Peru
9.125% due 01/15/2008		$650	705
9.125% due 02/21/2012		1,120	1,350
5.000% due 03/07/2017 (a)		235	229
Southern Peru Copper Corp.
7.500% due 07/27/2035		100	100

Total Peru (Cost $2,243)			2,384

QATAR 0.2%
Ras Laffan LNG II
5.298% due 09/30/2020		$250	250

Total Qatar (Cost $250)			250

RUSSIA (e) 18.4%
Gaz Capital S.A.
5.875% due 06/01/2015	EC	200	268
Gazprom International S.A.
9.625% due 03/01/2013		$1,250	1,552
7.201% due 02/01/2020		850	930
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		150	159
Russian Federation
8.250% due 03/31/2010		1,250	1,357
5.000% due 03/31/2030 (a)		12,835	14,780
Vimpel-Communications
8.375% due 10/22/2011		350	373

Total Russia (Cost $19,105)			19,419

SOUTH AFRICA (e) 1.6%
Republic of South Africa
7.375% due 04/25/2012		$310	350
5.250% due 05/16/2013	EC	400	534
6.500% due 06/02/2014		$750	821

Total South Africa (Cost $1,545)			1,705

SOUTH KOREA 0.7%
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		$500	501
Industrial Bank of Korea
4.000% due 05/19/2014 (a)		110	106
Korea Development Bank
5.750% due 09/10/2013		15	16
KT Corp.
4.875% due 07/15/2015		100	97

Total South Korea (Cost $722)			720

TUNISIA (e) 1.7%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EC	500	645
7.375% due 04/25/2012		$1,050	1,192

Total Tunisia (Cost $1,816)			1,837

UKRAINE 3.1%
Republic of Ukraine
11.000% due 03/15/2007		$200	212
6.365% due 08/05/2009 (a)		1,150	1,256
6.875% due 03/04/2011		1,000	1,054
7.650% due 06/11/2013		700	774

Total Ukraine (Cost $3,092)			3,296

UNITED STATES 1.4%
Asset-Backed Securities 0.1%
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.960% due 10/25/2034 (a)		$80	80
U.S. Treasury Obligations 1.3%
U.S. Treasury Note
4.125% due 05/15/2015		1,350	1,327

Total United States (Cost $1,413)			1,407

VENEZUELA 6.0%
Republic of Venezuela
5.375% due 08/07/2010		$400	391
4.640% due 04/20/2011 (a)		1,500	1,493
10.750% due 09/19/2013		950	1,188
8.500% due 10/08/2014		500	556
9.250% due 09/15/2027		1,780	2,110
9.375% due 01/13/2034		450	534

Total Venezuela (Cost $5,680)			6,272

SHORT-TERM INSTRUMENTS 18.1%
Commercial Paper 18.1%
ASB Bank Ltd.
3.710% due 11/10/2005		$1,100	1,096
CBA (de) Finance
3.755% due 12/13/2005		700	694
Danske Corp.
3.460% due 10/11/2005		700	700
3.625% due 11/07/2005		600	598
3.750% due 12/02/2005		1,000	993
3.800% due 01/17/2006		300	296
Dexia Delaware LLC
3.610% due 11/01/2005		1,000	997
DnB NORBank ASA
3.530% due 11/07/2005		1,300	1,296
ForeningsSparbanken AB
3.450% due 10/06/2005		2,100	2,099
3.910% due 12/22/2005		1,000	991
HBOS Treasury Services PLC
3.510% due 10/19/2005		1,000	998
Rabobank USA Financial Corp.
3.630% due 11/08/2005		1,800	1,794
3.905% due 12/30/2005		700	693
Skandinaviska Enskilda Banken AB
3.720% due 12/08/2005		1,300	1,290
UBS Finance Delaware LLC
3.585% due 11/21/2005		800	796
3.610% due 11/23/2005		900	895
3.970% due 01/30/2006		1,400	1,381
Westpac Capital Corp.
3.330% due 10/20/2005		1,400	1,398

			19,005

U.S. Treasury Bills 0.0%
3.430% due 12/15/2005 (c)		30	30

Total Short-Term Instruments (Cost $19,039)			19,035

Total Investments (b) 112.0%			$118,006
(Cost $112,189)
Other Assets and Liabilities (Net) (12.0%)			(12,606)

Net Assets 100.0%			$105,400

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of September 30, 2005, portfolio securities with an aggregate market value of $494 were valued with reference to securities whose prices are more readily obtainable.

(c) Securities with an aggregate market value of $30 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond Long Futures	12/2005	7	$(21)

(d) Swap agreements outstanding on September 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection*	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Gaz Capital S.A. 8.625% due 04/28/2034	Sell	0.720%	04/20/2006	$250	$0
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	75	0
J.P. Morgan Chase & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	1,600	196
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014	350	43
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013	450	79
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	525	58
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	250	1
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	1,150	61
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	800	50
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.250%)	09/20/2010	100	(1)
Morgan Stanley Dean Witter & Co.	Republic of Turkey 11.875% due 01/15/2030	Buy	(2.200%)	10/20/2010	400	(2)

						$485

*	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.020%	10/03/2005	BR 1,400	$(1)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.150%	10/03/2005	650	0
Morgan Stanley Dean Witter & Co.	1-month MP-LIBOR	Pay	9.920%	08/12/2015	MP 2,000	9
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	12/15/2015	$600	(15)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2015	600	(16)

						$(23)

(e) Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	164	10/2005	$6	$0	$6
Buy		245	02/2006	7	0	7
Buy	CP	58,615	02/2006	4	0	4
Buy	CY	896	09/2006	0	0	0
Sell	EC	1,162	11/2005	0	0	0
Buy	IR	2,109,000	10/2005	15	0	15
Sell		2,109,000	10/2005	5	0	5
Buy		2,052,000	02/2006	9	0	9
Buy	JY	46,374	10/2005	0	(12)	(12)
Buy	KW	213,150	10/2005	0	(6)	(6)
Buy		97,800	01/2006	0	(2)	(2)
Buy		75,500	02/2006	0	(2)	(2)
Buy	MP	1,156	02/2006	1	0	1
Buy		303	03/2006	0	0	0
Buy	PN	332	02/2006	0	(3)	(3)
Buy	PZ	943	02/2006	2	0	2
Buy		34	03/2006	0	0	0
Buy	RP	1,141	11/2005	0	0	0
Buy		2,043	03/2006	0	0	0
Buy	RR	1,289	01/2006	1	0	1
Buy		8,121	02/2006	1	0	1
Buy	S$	76	01/2006	0	(1)	(1)
Buy		142	02/2006	0	(2)	(2)
Buy	SR	1,336	02/2006	3	0	3
Buy	SV	2,313	02/2006	0	(3)	(3)
Buy		7,371	03/2006	0	(4)	(4)
Buy	T$	3,204	02/2006	0	(4)	(4)
				$54	$(39)	$15

Schedule of Investments

Foreign Bond Portfolio (U.S. Dollar-Hedged)

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.0%
Crusade Global Trust
3.598% due 02/15/2030 (a)		$2	$1
Medallion Trust
3.791% due 07/12/2031 (a)		18	18

Total Australia (Cost $19)			19

AUSTRIA (i) 1.1%
Republic of Austria
5.250% due 01/04/2011	EC	300	404
3.800% due 10/20/2013		100	127

Total Austria (Cost $443)			531

BRAZIL 1.7%
Republic of Brazil
4.250% due 04/15/2006 (a)		$16	16
11.250% due 07/26/2007		200	222
4.250% due 04/15/2009 (a)		39	39
4.313% due 04/15/2009 (a)		14	14
9.230% due 06/29/2009 (a)		100	117
4.313% due 04/15/2012 (a)		412	406

Total Brazil (Cost $799)			814

CAYMAN ISLANDS 0.5%
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		$250	251

Total Cayman Islands (Cost $250)			251

DENMARK (i) 0.0%
Nykredit Konvertible
6.000% due 10/01/2029	DK	100	17

Total Denmark (Cost $11)			17

FRANCE (i) 2.1%
Republic of France
4.000% due 10/25/2009	EC	30	38
5.500% due 04/25/2010		110	148
5.750% due 10/25/2032		500	823

Total France (Cost $964)			1,009

GERMANY (i) 18.6%
Amadeus Global Travel
4.875% due 08/08/2013	EC	50	60
5.375% due 04/08/2014		50	60
KFW International Finance, Inc.
3.500% due 11/15/2005		100	120
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		30	38
Republic of Germany
4.500% due 07/04/2009		10	13
5.250% due 07/04/2010		400	535
5.250% due 01/04/2011		300	404
5.000% due 01/04/2012		100	135
5.000% due 07/04/2012		1,400	1,897
4.250% due 01/04/2014		200	261
4.250% due 07/04/2014		200	262
6.250% due 01/04/2024		600	990
6.500% due 07/04/2027		590	1,026
5.625% due 01/04/2028		1,600	2,532
4.750% due 07/04/2028		30	43
5.500% due 01/04/2031		100	158
4.750% due 07/04/2034		100	145
Satbirds Finance
4.897% due 04/04/2013 (a)		100	120

Total Germany (Cost $7,820)			8,799

ITALY (i) 2.0%
Republic of Italy
4.500% due 05/01/2009	EC	360	461
4.250% due 11/01/2009		60	77
5.500% due 11/01/2010		110	149
Seashell Securities PLC
2.433% due 10/25/2028 (a)		117	141
Telecom Italia SpA
5.625% due 02/01/2007		70	87

Total Italy (Cost $884)			915

JAPAN (i) 13.8%
Government of Japan
0.700% due 09/20/2008	JY	10,000	89
1.500% due 12/20/2011		147,000	1,336
1.600% due 09/20/2013		90,000	815
1.500% due 03/20/2014		60,000	537
1.600% due 06/20/2014		240,000	2,159
1.600% due 09/20/2014		60,000	539
2.400% due 06/20/2024		34,000	320
2.300% due 05/20/2030		28,900	257
2.300% due 06/20/2035		30,000	259
Japan Finance Corp. for Municipal Enterprises
5.875% due 03/14/2011		$80	85
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)		100	100

Total Japan (Cost $6,764)			6,496

MEXICO 0.1%
Pemex Project Funding Master Trust
8.850% due 09/15/2007		$20	22
9.375% due 12/02/2008		30	34

Total Mexico (Cost $49)			56

NETHERLANDS (i) 0.5%
Kingdom of Netherlands
6.000% due 01/15/2006	EC	200	243

Total Netherlands (Cost $188)			243

PERU 0.3%
Republic of Peru
9.125% due 02/21/2012		$100	120

Total Peru (Cost $115)			120

RUSSIA 0.1%
Russian Federation
10.000% due 06/26/2007		$60	65

Total Russia (Cost $66)			65

SOUTH AFRICA 0.2%
Republic of South Africa
8.375% due 10/17/2006		$105	109

Total South Africa (Cost $111)			109

SPAIN (i) 9.0%
Kingdom of Spain
5.150% due 07/30/2009	EC	1,210	1,588
4.000% due 01/31/2010		100	127
4.400% due 01/31/2015		1,800	2,384
5.750% due 07/30/2032		100	164

Total Spain (Cost $4,116)			4,263

SUPRANATIONAL (i) 0.3%
European Investment Bank
4.000% due 10/15/2037	EC	100	126

Total Supranational (Cost $127)			126

UNITED KINGDOM (i) 3.6%
Haus Ltd.
2.405% due 12/14/2037 (a)	EC	59	68
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (a)		40	53
3.500% due 11/29/2049 (a)		$100	86
United Kingdom Gilt
5.000% due 03/07/2008	BP	100	180
5.000% due 03/07/2012		500	919
4.750% due 09/07/2015		200	366

Total United Kingdom (Cost $1,691)			1,672

UNITED STATES (i) 47.2%
Asset-Backed Securities 1.4%
AAA Trust
3.741% due 04/25/2035 (a)		$249	249
Ameriquest Mortgage Securities, Inc.
3.724% due 03/25/2033 (a)		5	5
Amortizing Residential Collateral Trust
3.991% due 10/25/2031 (a)		6	6
3.750% due 07/25/2032 (a)		1	1
AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.400% due 06/25/2029 (a)		3	3
Countrywide Asset-Backed Certificates
3.464% due 10/25/2023 (a)		31	31
Credit-Based Asset Servicing & Securitization LLC
3.634% due 06/25/2032 (a)		10	10
CS First Boston Mortgage Securities Corp.
3.624% due 01/25/2032 (a)		4	4
Fieldstone Mortgage Investment Corp.
3.750% due 01/25/2035 (a)		33	33
First Alliance Mortgage Loan Trust
3.660% due 12/20/2027 (a)		4	4
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)		85	86
Home Equity Asset Trust
3.464% due 08/25/2034 (a)		20	20
Household Mortgage Loan Trust
3.730% due 05/20/2032 (a)		18	18
Irwin Home Equity Loan Trust
4.161% due 06/25/2028 (a)		7	7
Long Beach Mortgage Loan Trust
3.634% due 06/25/2033 (a)		3	3
3.634% due 07/25/2033 (a)		4	4
Merrill Lynch Mortgage Investors, Inc.
3.768% due 03/15/2025 (a)		29	29
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.464% due 11/25/2034 (a)		9	9
Morgan Stanley Dean Witter Capital I, Inc.
3.644% due 07/25/2032 (a)		0	0
Novastar Home Equity Loan
3.916% due 04/25/2028 (a)		6	6
3.874% due 01/25/2031 (a)		2	2
Quest Trust
4.201% due 06/25/2034 (a)		72	73
Residential Asset Mortgage Products, Inc.
3.654% due 09/25/2033 (a)		24	24
Residential Asset Securities Corp.
3.584% due 04/25/2032 (a)		19	19
3.564% due 07/25/2032 (a)		24	25
SLM Student Loan Trust
3.141% due 07/27/2009 (a)		7	7

			678

Convertible Bonds & Notes 0.2%
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		100	109

Corporate Bonds & Notes 0.9%
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)		100	100
4.145% due 05/18/2006 (a)		100	99
J.P. Morgan Chase & Co., Inc.
8.094% due 02/15/2012 (a)		10	10
KFW International Finance, Inc.
1.750% due 03/23/2010	JY	11,000	102
Toyota Motor Credit Corp.
3.750% due 10/12/2007 (a)		$100	100

			411

Mortgage-Backed Securities 3.7%
Bank of America Mortgage Securities
5.000% due 05/25/2034		228	226
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		100	112
Countrywide Home Loan Mortgage Pass-Through Trust
3.971% due 02/25/2035 (a)		82	82
3.634% due 03/25/2035 (a)		259	259
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		19	19
3.400% due 08/25/2033 (a)		26	26
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030		1	1
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		98	102
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		145	145
Mellon Residential Funding Corp.
3.828% due 12/15/2030 (a)		84	84
Morgan Stanley Capital I
3.528% due 04/15/2016 (a)		53	53
Sequoia Mortgage Trust
3.730% due 08/20/2032 (a)		43	43
Structured Asset Mortgage Investments, Inc.
3.767% due 03/19/2034 (a)		104	105
3.590% due 09/19/2032 (a)		44	44
3.707% due 09/19/2032 (a)		93	93
Structured Asset Securities Corp.
3.604% due 01/25/2033 (a)		4	4
Washington Mutual Mortgage Securities Corp.
5.160% due 10/25/2032 (a)		7	7
3.584% due 12/25/2027 (a)		111	111
3.435% due 12/25/2044 (a)		91	91
3.926% due 02/27/2034 (a)		37	37
6.000% due 03/25/2017		5	4
Washington Mutual, Inc.
3.320% due 04/25/2045 (a)		95	94

			1,742

Municipal Bonds & Notes 0.9%
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013		100	113
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		100	103
Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/15/2023		100	104
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033		100	103

			423

	Shares
Preferred Security 1.5%
DG Funding Trust
3.360% due 12/29/2049 (a)		65	696

Preferred Stock 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		531	29

	Principal Amount (000s)
U.S. Government Agencies 27.4%
Fannie Mae
3.434% due 03/25/2034 (a)		$114	114
3.464% due 08/25/2034 (a)		108	108
3.664% due 01/25/2016 (a)		3	3
4.198% due 11/01/2034 (a)		500	495
5.000% due 09/01/2018 - 10/13/2035 (e)		731	722
5.213% due 04/01/2033 (a)		28	29
5.500% due 11/01/2016 - 10/13/2035 (e)		10,508	10,514
Freddie Mac
3.833% due 10/25/2044 (a)		260	261
4.717% due 02/01/2029 (a)		42	43
6.530% due 11/26/2012		300	312
Government National Mortgage Association
3.375% due 04/20/2028 - 06/20/2030 (a)(e)		36	36
4.375% due 04/20/2030 (a)		9	9
Tennessee Valley Authority
4.875% due 12/15/2016		300	311

			12,957

U.S. Treasury Obligations 11.1%
Treasury Inflation Protected Securities (d)
2.000% due 07/15/2014		311	318
3.625% due 04/15/2028		121	158
U.S. Treasury Bonds
8.875% due 02/15/2019		100	143
8.125% due 08/15/2019		300	410
7.875% due 02/15/2021		300	408
8.125% due 05/15/2021		600	835
U.S. Treasury Notes
3.500% due 12/15/2009		1,900	1,849
4.250% due 11/15/2014		900	894
4.125% due 05/15/2015		200	197
U.S. Treasury Strip
0.000% due 11/15/2021 (c)		100	47

			5,259

Total United States (Cost $22,452)			22,304

PURCHASED CALL OPTIONS 0.1%
	Notional Amount (000s)
30-Year Interest Rate Swap (OTC)
Strike @ 5.750% Exp. 04/27/2009		200,000	25

Total Purchased Call Options (Cost $10)			25

PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 6.250% Exp. 04/27/2009		200,000	6
	# of Contracts
Eurodollar December Futures (CME)
Strike @ 94.250 Exp. 12/19/2005		7	0
Total Purchased Put Options (Cost $14)			6

SHORT-TERM INSTRUMENTS 19.2%
	Principal Amount (000s)
Commercial Paper 15.3%
BNP Paribas Finance
3.750% due 12/12/2005		$500	496
CBA (de) Finance
3.860% due 12/20/2005		900	892
DnB NORBank ASA
3.595% due 11/21/2005		300	298
Fannie Mae
3.649% due 11/23/2005		600	597
ForeningsSparbanken AB
3.730% due 12/12/2005		1,300	1,290
General Electric Capital Corp.
3.730% due 12/08/2005		1,300	1,290
Societe Generale N.A.
3.780% due 12/22/2005		1,000	991
UBS Finance Delaware LLC
3.585% due 11/21/2005		500	498
3.730% due 12/09/2005		600	595
3.750% due 12/13/2005		300	298

			7,245

Repurchase Agreement 0.3%
State Street Bank
3.400% due 10/03/2005		152	152
(Dated 09/30/2005. Collateralized by Freddie Mac 3.875% due 01/12/2009 valued at $158. Repurchase proceeds are $152.)

Canadian Treasury Bills 2.3%
2.619% due 12/15/2005	C$	1,250	1,069

U.S. Treasury Bills 1.3%
3.428% due 12/01/2005-12/15/2005 (e)(f)(g)		$605	601

Total Short-Term Instruments (Cost $9,007)			9,067

Total Investments (b) 120.4%			$56,907
(Cost $55,900)
Other Assets and Liabilities (Net) (20.4%)			(9,631)

Net Assets 100.0%			$47,276

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of September 30, 2005, portfolio securities with an aggregate market value of $246 were valued with reference to securities whose prices are more readily obtainable.

(c) Principal only security.

(d) Principal amount of security is adjusted for inflation.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts on September 30, 2005.

(g) Securities with an aggregate market value of $352 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Long Futures	03/2006	8	$(9)
Euro-Bund 10-Year Note Long Futures	12/2005	59	(39)
Government of Japan 10-Year Note Long Futures	12/2005	3	(26)
U.S. Treasury 10-Year Note Short Futures	12/2005	3	0

			$(74)

(h) Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	700	$1
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		400	(2)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		2,700	(3)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		1,500	0
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	2,400	28
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		300	(21)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		100	(1)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		500	7
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		800	9
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		200	(2)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		600	(5)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		200	0
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		400	16
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	500	(5)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		600	4
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	200	(8)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		1,280	(22)
Citibank N.A.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		100	(5)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	11
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	5
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		100	(4)
Lehman Brothers, Inc.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		400	(6)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		2,600	(46)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		100	3
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		300	(6)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		400	0
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	5
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.753%	02/08/2006	H$	3,000	(5)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	4.235%	12/17/2008		7,100	2
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.020%	05/18/2010	JY	17,000	(9)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		40,000	(5)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015		70,000	6
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		50,000	(9)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$3,000	0
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	12/15/2025		700	32
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		1,800	32
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		1,700	43
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2025		200	9
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		5,000	2
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		900	(4)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		2,200	38
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		4,700	49
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		1,100	6
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	12/15/2015		800	2

							$142

(i) Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	697	10/2005	$26	$0	$26
Buy	BR	36	10/2005	1	0	1
Buy		30	02/2006	1	0	1
Sell	C$	1,236	10/2005	0	(24)	(24)
Buy	CP	7,299	02/2006	1	0	1
Sell	DK	178	12/2005	1	0	1
Buy	EC	16	10/2005	0	0	0
Buy		93	11/2005	0	0	0
Sell		8,576	11/2005	1	0	1
Buy	H$	475	10/2005	0	0	0
Buy	IR	432,900	10/2005	3	0	3
Sell		432,900	10/2005	0	(1)	(1)
Buy		432,900	01/2006	2	0	2
Sell	JY	600,630	10/2005	157	0	157
Buy	KW	13,000	01/2006	0	0	0
Buy		28,000	03/2006	0	0	0
Buy	MP	208	02/2006	0	0	0
Buy		68	03/2006	0	0	0
Buy	N$	116	10/2005	1	0	1
Sell		87	10/2005	0	0	0
Buy	PN	59	02/2006	0	(1)	(1)
Buy	PZ	49	02/2006	0	0	0
Buy		15	03/2006	0	0	0
Buy	RR	201	01/2006	0	0	0
Buy		284	02/2006	0	0	0
Buy	S$	11	01/2006	0	0	0
Buy	SR	63	02/2006	0	0	0
Buy	SV	478	02/2006	0	(1)	(1)
Buy		198	03/2006	0	0	0
				$194	$(27)	$167

Schedule of Investments

Global Bond Portfolio (Unhedged)

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BELGIUM (i) 1.0%
Kingdom of Belgium
4.250% due 09/28/2014	EC	600	$784

Total Belgium (Cost $764)			784

BRAZIL 0.9%
Republic of Brazil
11.250% due 07/26/2007		$300	333
4.250% due 04/15/2009 (a)		19	19
4.313% due 04/15/2009 (a)		61	60
9.230% due 06/29/2009 (a)		100	117
4.313% due 04/15/2012 (a)		165	162

Total Brazil (Cost $681)			691

CANADA (i) 0.1%
Commonwealth of Canada
5.750% due 06/01/2033	C$	100	107

Total Canada (Cost $97)			107

CAYMAN ISLANDS (i) 0.5%
AIG SunAmerica Institutional Funding II Ltd.
2.669% due 06/15/2007 (a)	C$	200	172
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		$250	251

Total Cayman Islands (Cost $411)			423

FRANCE (i) 2.1%
Republic of France
6.500% due 04/25/2011	EC	300	429
3.150% due 07/25/2032		105	178
5.750% due 10/25/2032		600	988

Total France (Cost $1,587)			1,595

GERMANY (i) 19.1%
Amadeus Global Travel
4.875% due 08/08/2013	EC	50	60
5.375% due 04/08/2014		50	60
Republic of Germany
5.375% due 01/04/2010		500	666
5.250% due 07/04/2010		100	134
5.250% due 01/04/2011		1,100	1,482
5.000% due 07/04/2012		1,000	1,355
4.500% due 01/04/2013		300	397
3.750% due 07/04/2013		1,000	1,264
4.250% due 01/04/2014		800	1,046
4.250% due 07/04/2014		2,700	3,532
6.250% due 01/04/2024		600	990
6.500% due 07/04/2027		1,100	1,913
6.250% due 01/04/2030		300	516
5.500% due 01/04/2031		400	633
4.750% due 07/04/2034		100	145
Satbirds Finance
4.897% due 04/04/2013 (a)		200	240

Total Germany (Cost $14,092)			14,433

ITALY (i) 1.7%
Republic of Italy
9.500% due 02/01/2006	EC	650	799
Seashell Securities PLC
2.433% due 10/25/2028 (a)		59	70
Siena Mortgage SpA
2.341% due 12/16/2038 (a)		297	359
Telecom Italia SpA
5.625% due 02/01/2007		60	75

Total Italy (Cost $1,045)			1,303

JAPAN (i) 5.0%
Government of Japan
0.700% due 09/20/2008	JY	20,000	178
1.600% due 09/20/2013		20,000	181
1.500% due 03/20/2014		50,000	447
1.600% due 06/20/2014		120,000	1,080
1.600% due 09/20/2014		120,000	1,078
2.400% due 06/20/2024		10,000	94
2.300% due 05/20/2030		19,200	170
2.300% due 06/20/2035		40,000	345
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		$100	99
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (a)		100	100

Total Japan (Cost $3,948)			3,772

MEXICO (i) 0.1%
United Mexican States
6.750% due 06/06/2006	JY	7,000	64

Total Mexico (Cost $69)			64

NETHERLANDS (i) 3.1%
Dutch Mortgage-Backed Securities BV
2.386% due 10/02/2079 (a)	EC	1,000	1,209
Kingdom of Netherlands
6.000% due 01/15/2006		700	850
4.250% due 07/15/2013		200	261

Total Netherlands (Cost $2,137)			2,320

PERU 0.2%
Republic of Peru
9.125% due 02/21/2012		$100	121

Total Peru (Cost $115)			121

RUSSIA 0.1%
Russian Federation
10.000% due 06/26/2007		$50	55

Total Russia (Cost $55)			55

SOUTH AFRICA 0.1%
Republic of South Africa
8.375% due 10/17/2006		$53	55

Total South Africa (Cost $56)			55

SPAIN (i) 2.1%
Banesto Banco de Emisiones
2.197% due 10/04/2006 (a)	EC	100	120
Caja Madrid
2.177% due 05/30/2006 (a)		100	120
Kingdom of Spain
5.150% due 07/30/2009		900	1,181
5.750% due 07/30/2032		100	164

Total Spain (Cost $1,535)			1,585

SUPRANATIONAL (i) 0.2%
European Investment Bank
4.000% due 10/15/2037	EC	100	126

Total Supranational (Cost $127)			126

UNITED KINGDOM (i) 7.6%
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		$200	197
Holmes Financing PLC
2.379% due 07/25/2010 (a)	EC	100	121
2.359% due 10/15/2009 (a)		100	120
Paragon Mortgages PLC
2.486% due 03/15/2030		200	241
United Kingdom Gilt
5.000% due 03/07/2008	BP	100	180
4.750% due 06/07/2010		2,500	4,509
5.000% due 03/07/2012		200	368

Total United Kingdom (Cost $5,774)			5,736

UNITED STATES 49.6%
Asset-Backed Securities 4.3%
AAA Trust
3.414% due 11/26/2035 (a)		$249	249
ACE Securities Corp.
3.929% due 10/25/2035 (a)		200	200
Aegis Asset-Backed Securities Trust
4.181% due 10/25/2034 (a)		108	108
Ameriquest Mortgage Securities, Inc.
3.724% due 03/25/2033 (a)		9	9
Amortizing Residential Collateral Trust
3.664% due 10/25/2031 (a)		6	6
3.604% due 07/25/2032 (a)		1	1
Argent Securities, Inc.
3.909% due 10/25/2035 (a)		200	200
Asset-Backed Funding Certificates
3.929% due 08/25/2035 (a)		100	100
Bank One Issuance Trust
3.438% due 10/15/2008 (a)		300	300
Bear Stearns Asset-Backed Securities, Inc.
4.040% due 07/25/2031 (a)		39	39
3.484% due 12/25/2042 (a)		34	34
Carrington Mortgage Loan Trust
3.240% due 06/25/2035 (a)		90	90
Centex Home Equity Co. LLC
3.594% due 01/25/2034 (a)		16	16
3.550% due 06/25/2035 (a)		168	168
Countrywide Asset-Backed Certificates
3.380% due 10/25/2035 (a)		84	84
CS First Boston Mortgage Securities Corp.
3.624% due 01/25/2032 (a)		2	2
3.790% due 05/25/2043 (a)		24	24
Fieldstone Mortgage Investment Corp.
3.750% due 01/25/2035 (a)		33	33
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)		43	43
First USA Credit Card Master Trust
3.929% due 11/19/2008 (a)		200	200
Fremont Home Loan Trust
3.570% due 02/25/2035 (a)		38	38
GMAC Mortgage Corp. Loan Trust
3.741% due 10/25/2033 (a)		2	2
GSAMP Trust
3.750% due 03/25/2034 (a)		110	110
Home Equity Asset Trust
3.464% due 08/25/2034 (a)		20	20
Irwin Home Equity Loan Trust
3.980% due 06/25/2028 (a)		7	7
Long Beach Mortgage Loan Trust
3.634% due 06/25/2033 (a)		3	3
3.634% due 07/25/2033 (a)		15	15
Merrill Lynch Mortgage Investors, Inc.
4.138% due 06/25/2036 (a)		100	100
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.464% due 11/25/2034 (a)		9	9
Quest Trust
4.130% due 10/25/2035 (a)		300	300
Residential Asset Mortgage Products, Inc.
3.414% due 04/25/2025 (a)		23	23
3.644% due 12/25/2033 (a)		35	35
SACO I, Inc.
3.910% due 07/25/2035 (a)		300	300
Saxon Asset Securities Trust
3.584% due 01/25/2032 (a)		3	3
3.614% due 06/25/2033 (a)		3	3
SLM Student Loan Trust
3.141% due 07/27/2009 (a)		7	7
Soundview Home Equity Loan Trust
3.950% due 11/25/2035 (a)		200	200
Structured Asset Securities Corp.
3.860% due 05/25/2034 (a)		84	85
Truman Capital Mortgage Loan Trust
3.800% due 01/25/2034 (a)		78	78

			3,244

Corporate Bonds & Notes 1.6%
AOL Time Warner, Inc.
6.125% due 04/15/2006		100	101
CIT Group, Inc.
3.490% due 05/23/2008 (a)		100	100
DaimlerChrysler NA Holding Corp.
6.400% due 05/15/2006		100	101
Dominion Resources, Inc.
4.270% due 09/28/2007 (a)		100	100
General Motors Acceptance Corp.
4.145% due 05/18/2006 (a)		200	199
HSBC Finance Corp.
3.964% due 09/15/2008 (a)		100	100
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		100	109
Morgan Stanley Capital I
3.528% due 04/15/2016 (a)		53	53
Toyota Motor Credit Corp.
3.750% due 10/12/2007 (a)		400	400

			1,163

Mortgage-Backed Securities 3.8%
Bank of America Mortgage Securities
5.000% due 05/25/2034		304	301
Countrywide Home Loan Mortgage Pass-Through Trust
3.644% due 02/25/2035 (a)		82	82
3.634% due 03/25/2035 (a)		86	86
3.604% due 04/25/2035 (a)		83	83
3.740% due 08/25/2034 (a)		91	91
3.694% due 09/25/2034 (a)		123	123
CS First Boston Mortgage Securities Corp.
3.508% due 02/15/2014 (a)		19	19
6.500% due 04/25/2033		19	19
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		98	102
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		145	145
GSR Mortgage Loan Trust
3.430% due 06/01/2034 (a)		132	130
4.541% due 09/25/2035 (a)		300	297
Harborview Mortgage Loan Trust
3.787% due 02/25/2034 (a)		48	48
Mellon Residential Funding Corp.
3.828% due 12/15/2030 (a)		84	84
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035 (a)		100	100
Sequoia Mortgage Trust
3.730% due 08/20/2032 (a)		34	34
Structured Asset Mortgage Investments, Inc.
3.767% due 03/19/2034 (a)		104	105
3.707% due 07/19/2034 (a)		93	93
Structured Asset Securities Corp.
3.960% due 07/25/2032 (a)		1	1
Washington Mutual Mortgage Securities Corp.
3.445% due 01/25/2045 (a)		92	92
3.872% due 02/27/2034 (a)		25	25
6.000% due 03/25/2017		5	4
3.746% due 08/25/2042 (a)		99	99
5.150% due 10/25/2032 (a)		7	7
4.170% due 11/25/2035 (a)		200	200
3.584% due 12/25/2027 (a)		167	167
3.435% due 12/25/2044 (a)		91	91
Wells Fargo Mortgage-Backed Securities Trust
4.750% due 10/25/2018		290	283

			2,911

Municipal Bonds & Notes 0.4%
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013		100	113
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2011		100	110
New York, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028		25	26
5.000% due 02/01/2033		25	26

			275

	Shares
Preferred Security 0.8%
DG Funding Trust
3.360% due 12/29/2049 (a)		58	621

Preferred Stock 0.0%
Fannie Mae
7.000% due 12/31/2049 (a)		579	32

	Principal Amount (000s)
U.S. Government Agencies 26.5%
Fannie Mae
3.434% due 03/25/2034 (a)		$114	114
3.464% due 08/25/2034 (a)		108	108
3.564% due 08/25/2030 (a)		105	105
4.198% due 11/01/2034 (a)		500	495
4.393% due 10/01/2034 (a)		71	71
5.000% due 11/01/2018 - 10/13/2035 (d)		1,036	1,026
5.183% due 04/01/2033 (a)		28	29
5.500% due 10/01/2016 - 10/13/2035 (d)		12,569	12,575
Freddie Mac
3.833% due 10/25/2044 (a)		433	435
4.717% due 02/01/2029 (a)		42	43
5.500% due 06/01/2035 - 10/13/2035 (d)		5,077	5,080
Government National Mortgage Association
4.125% due 11/20/2024 (a)		11	11

			20,092

U.S. Treasury Obligations 12.2%
Treasury Inflation Protected Securities (c)
3.000% due 07/15/2012		109	118
2.000% due 01/15/2014		106	108
2.000% due 07/15/2014		207	212
U.S. Treasury Bonds
8.750% due 05/15/2017		100	139
8.875% due 02/15/2019		200	287
8.125% due 08/15/2019		100	137
7.875% due 02/15/2021		300	408
8.125% due 05/15/2021		600	835
7.125% due 02/15/2023		600	779
U.S. Treasury Notes
3.500% due 12/15/2009		1,800	1,751
3.875% due 09/15/2010		130	128
4.250% due 08/15/2013		200	199
4.250% due 11/15/2013		1,400	1,394
4.250% due 11/15/2014		600	596
4.125% due 05/15/2015		1,500	1,475
U.S. Treasury Strips
0.000% due 05/15/2017 (b)		430	256
0.000% due 08/15/2020 (b)		300	151
0.000% due 11/15/2021 (b)		600	284

			9,257

Total United States (Cost $37,945)			37,695

PURCHASED CALL OPTIONS 0.0%
	Notional Amount (000s)
30-Year Interest Rate Swap (OTC)
Strike @ 5.750%** Exp. 04/27/2009		100	13

Total Purchased Call Options (Cost $5)			13

PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC)
Strike @ 6.250%* Exp. 04/27/2009		100	3
	# of contracts
Eurodollar December Futures (CME)
Strike @ 94.000 Exp. 12/19/2005		13	0
Eurodollar March Futures (CME)
Strike @ 92.750 Exp. 03/13/2006		13	0

Total Purchased Put Options (Cost $7)			3

SHORT-TERM INSTRUMENTS (i) 19.4%
Commercial Paper 17.3%
ASB Bank Ltd.
3.710% due 11/17/2005		$1,800	1,792
BNP Paribas Finance
3.750% due 12/12/2005		500	496
Danske Corp.
3.750% due 12/02/2005		900	894
3.780% due 12/23/2005		1,100	1,090
Den Norske Bank ASA
3.590% due 11/21/2005		900	896
DnB NORBank ASA
3.595% due 11/21/2005		600	597
3.780% due 12/22/2005		500	495
HBOS Treasury Services PLC
3.670% due 11/09/2005		1,700	1,694
Rabobank USA Financial Corp.
3.630% due 11/08/2005		300	299
Skandinaviska Enskilda Banken AB
3.850% due 12/22/2005		1,000	991
Societe Generale N.A.
3.770% due 12/19/2005		1,700	1,685
Sumitomo Corp. of America
3.930% due 03/13/2006		200	196
UBS Finance Delaware LLC
3.585% due 11/21/2005		1,500	1,493
3.760% due 12/19/2005		500	496

			13,114

Repurchase Agreement 0.3%
State Street Bank
3.400% due 10/03/2005		259	259

(Dated 09/30/2005. Collateralized by Fannie Mae 3.125% due 07/15/2006 valued at $264. Repurchase proceeds are $259.)

French Treasury Bill 0.1%
2.029% due 11/17/2005	EC	100	120

U.S. Treasury Bills 1.7%
3.457% due 12/01/2005-12/15/2005 (d)(f)(g)		$1,270	1,260

Total Short-Term Instruments (Cost $14,760)			14,753

Total Investments (e) 112.9%			$85,634
(Cost $85,210)
Other Assets and Liabilities (Net) (12.9%)			(9,807)

Net Assets 100.0%			$75,827

See accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a) Variable rate security.

(b) Principal only security.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) As of September 30, 2005, portfolio securities with an aggregate market value of $4,073 were valued with reference to securities whose prices are more readily obtainable.

(f) Securities with an aggregate market value of $992 have been pledged as collateral for swap and swaption contracts on September 30, 2005.

(g) Securities with an aggregate market value of $268 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Long Futures	03/2006	9	$(10)
Euro-Bund 10-Year Note Long Futures	12/2005	87	(43)
Government of Japan 10-Year Note Long Futures	12/2005	6	(52)
U.S. Treasury 30-Year Bond Short Futures	12/2005	3	(7)

			$(112)

(h) Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	700	$1
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		400	(2)
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		2,800	(3)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		1,600	(5)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	2,000	37
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034		100	(1)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		1,900	15
HSBC Bank USA	6-month BP-LIBOR	Pay	5.000%	09/15/2010		500	2
HSBC Bank USA	6-month BP-LIBOR	Receive	5.000%	06/18/2034		300	(3)
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		100	0
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		400	19
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		200	(14)
Merrill Lynch & Co., Inc.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		100	(2)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		300	11
Bank of America	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014	C$	500	(5)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019		600	4
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	06/17/2010	EC	10	(1)
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		300	4
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		460	(8)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		900	(37)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		2,800	(16)
Lehman Brothers, Inc.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		500	(7)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		300	9
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		2,300	(42)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015		500	(1)
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	5
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		100	14
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.753%	02/08/2006	H$	1,200	8
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	4.235%	12/17/2008		5,800	1
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	06/15/2015	JY	90,000	8
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		50,000	(9)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		45,000	(7)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$3,000	0
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015		800	26
Barclays Bank PLC	3-month USD-LIBOR	Receive	4.000%	12/15/2010		200	0
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	12/15/2010		1,900	34
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		1,500	19
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		5,000	2
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007		700	(3)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2012		4,300	49
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2015		700	3

							$105

(i) Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	183	10/2005	$3	$0	$3
Buy		180	11/2005	1	0	1
Buy	BP	1,795	10/2005	0	(64)	(64)
Sell		1,358	10/2005	17	0	17
Buy	BR	33	10/2005	1	0	1
Buy		59	02/2006	2	0	2
Buy	C$	1,622	10/2005	30	0	30
Buy	CP	7,299	02/2006	1	0	1
Buy	DK	4,125	12/2005	0	(23)	(23)
Buy	EC	7,903	11/2005	0	(2)	(2)
Sell		1,214	11/2005	0	(2)	(2)
Buy	H$	343	10/2005	0	0	0
Buy	IR	643,800	10/2005	4	0	4
Sell		643,800	10/2005	0	(1)	(1)
Buy		643,800	01/2006	3	0	3
Buy	JY	2,260,702	10/2005	0	(595)	(595)
Sell		66,695	10/2005	4	0	4
Buy	KW	13,000	01/2006	0	0	0
Buy		26,800	03/2006	0	0	0
Buy	MP	208	02/2006	0	0	0
Buy		68	03/2006	0	0	0
Buy	PN	88	02/2006	0	(1)	(1)
Buy	PZ	48	02/2006	0	0	0
Buy		15	03/2006	0	0	0
Buy	RR	172	01/2006	0	0	0
Buy		284	02/2006	0	0	0
Buy	S$	11	01/2006	0	0	0
Buy	SK	4,748	12/2005	0	(24)	(24)
Buy	SR	63	02/2006	0	0	0
Buy	SV	478	02/2006	0	(1)	(1)
Buy		198	03/2006	0	0	0

				$66	$(713)	$(647)

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.

**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

Schedule of Investments

High Yield Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 2.7%
Allegheny Energy, Inc.
5.338% due 03/08/2011 (a)		$330	$335
5.808% due 03/08/2011 (a)		698	709
Brenntag AG
6.810% due 02/28/2012 (a)		1,250	1,268
Centennial Communications
5.570% due 01/20/2011 (a)		24	24
5.770% due 01/20/2011 (a)		38	38
6.450% due 01/20/2011 (a)		771	780
6.270% due 02/09/2011 (a)		54	55
El Paso Corp.
3.000% due 11/22/2009 (a)		750	759
6.813% due 11/22/2009 (a)		1,230	1,246
General Growth Properties, Inc.
5.760% due 11/12/2007 (a)		885	890
5.670% due 11/12/2008 (a)		989	1,003
Headwaters, Inc.
5.400% due 04/30/2011 (a)		32	33
5.870% due 04/30/2011 (a)		1,405	1,424
Invensys PLC
6.881% due 09/05/2009		331	334
8.529% due 12/30/2009 (a)		900	922
Midwest Generation LLC
5.120% due 04/27/2011 (a)		2	2
Qwest Corp.
8.530% due 06/30/2007 (a)		740	765
Reliant Resources, Inc.
5.675% due 12/22/2010 (a)		923	929
6.205% due 12/22/2010 (a)		72	72

Total Bank Loan Obligations (Cost $11,478)			11,588

CORPORATE BONDS & NOTES 84.0%
Banking & Finance 14.1%
AES Red Oak LLC
8.540% due 11/30/2019		1,249	1,405
BCP Crystal US Holdings Corp.
9.625% due 06/15/2014		2,067	2,310
Bluewater Finance Ltd.
10.250% due 02/15/2012		2,075	2,262
Bombardier Capital, Inc.
7.090% due 03/30/2007 (j)		1,000	1,012
Bowater Canada Finance
7.950% due 11/15/2011		950	962
Dow Jones CDX High Yield Index
8.000% due 06/29/2010		6,000	6,022
8.250% due 06/29/2010		8,910	8,865
Eircom Funding
8.250% due 08/15/2013		800	872
Ferrellgas Escrow LLC
6.750% due 05/01/2014		1,250	1,200
Ford Motor Credit Co.
7.375% due 10/28/2009		260	251
7.875% due 06/15/2010		500	487
7.375% due 02/01/2011		2,740	2,624
7.000% due 10/01/2013		1,000	929
Forest City Enterprises, Inc.
7.625% due 06/01/2015		425	453
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		2,250	2,430
General Motors Acceptance Corp.
7.250% due 03/02/2011		1,375	1,280
6.000% due 04/01/2011		1,194	1,062
6.875% due 09/15/2011		1,700	1,548
7.000% due 02/01/2012		500	452
6.875% due 08/28/2012		1,475	1,322
6.750% due 12/01/2014		225	196
8.000% due 11/01/2031		2,900	2,539
Homer City Funding LLC
8.734% due 10/01/2026		994	1,188
JET Equipment Trust
10.000% due 12/15/2013 (c)		800	684
7.630% due 02/15/2015 (c)		403	333
JSG Funding PLC
9.625% due 10/01/2012		3,315	3,348
K&F Acquisition, Inc.
7.750% due 11/15/2014		1,000	1,015
Kraton Polymers LLC
8.125% due 01/15/2014		1,350	1,316
Qwest Capital Funding, Inc.
7.900% due 08/15/2010		1,650	1,646
7.250% due 02/15/2011		775	742
7.750% due 02/15/2031		140	121
Rotech Healthcare, Inc.
9.500% due 04/01/2012		2,325	2,499
Standard Aero Holdings, Inc.
8.250% due 09/01/2014		350	340
Stone Container Finance
7.375% due 07/15/2014		625	559
TRAINS
7.408% due 06/15/2015 (a)		2,780	2,837
UGS Corp.
10.000% due 06/01/2012		375	412
Universal City Development Partners
11.750% due 04/01/2010		1,300	1,475
Universal City Florida Holding Co.
8.375% due 05/01/2010		500	521
Ventas Realty LP
6.750% due 06/01/2010		500	510
6.625% due 10/15/2014		300	303

			60,332

Industrials 52.4%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		1,350	1,380
7.750% due 06/15/2011		500	495
8.375% due 04/01/2015		975	963
7.400% due 04/01/2018		400	360
8.850% due 08/01/2030		1,953	1,767
Aearo Co.
8.250% due 04/15/2012		700	703
AES Ironwood LLC
8.857% due 11/30/2025		2,539	2,895
Alderwoods Group, Inc.
7.750% due 09/15/2012		975	1,029
Alliance One International, Inc.
11.000% due 05/15/2012		650	619
Allied Waste North America, Inc.
6.375% due 04/15/2011		1,000	962
9.250% due 09/01/2012		1,600	1,740
7.875% due 04/15/2013		2,125	2,178
7.250% due 03/15/2015		3,175	3,143
American Media Operations, Inc.
10.250% due 05/01/2009		1,063	1,039
AmeriGas Partners LP
8.830% due 04/19/2010		406	423
7.250% due 05/20/2015		1,600	1,680
Amkor Technology, Inc.
7.750% due 05/15/2013		5	4
Arco Chemical Co.
10.250% due 11/01/2010		50	55
ArvinMeritor, Inc.
8.750% due 03/01/2012		2,400	2,364
Aviall, Inc.
7.625% due 07/01/2011		650	673
Bombardier Recreational Products, Inc.
6.300% due 05/01/2014		1,500	1,335
Bombardier, Inc.
6.750% due 05/01/2012		1,200	1,125
Bowater, Inc.
6.500% due 06/15/2013		300	281
Buhrmann US, Inc.
7.875% due 03/01/2015		1,000	1,010
Cablevision Systems Corp.
8.000% due 04/15/2012		600	585
CanWest Media, Inc.
8.000% due 09/15/2012		520	554
CCO Holdings LLC
8.750% due 11/15/2013		3,500	3,474
Cenveo Corp.
9.625% due 03/15/2012		1,000	1,077
Chart Industries, Inc.
9.125% due 10/15/2015		425	425
Charter Communications Operating LLC
8.375% due 04/30/2014		1,750	1,767
Chesapeake Energy Corp.
7.500% due 06/15/2014		1,300	1,394
6.375% due 06/15/2015		975	985
6.625% due 01/15/2016		200	203
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		1,400	1,412
Colorado Interstate Gas Co.
6.850% due 06/15/2037		200	203
Commonwealth Brands, Inc.
9.750% due 04/15/2008		650	686
10.625% due 09/01/2008		850	897
Continental Airlines, Inc.
6.920% due 04/02/2013 (j)		895	887
7.373% due 12/15/2015		292	256
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		1,150	1,058
Crown European Holdings S.A.
9.500% due 03/01/2011		1,225	1,347
10.875% due 03/01/2013		1,450	1,689
CSC Holdings, Inc.
8.125% due 08/15/2009		2,305	2,334
7.625% due 04/01/2011		2,250	2,222
6.750% due 04/15/2012		1,250	1,187
DaVita, Inc.
7.250% due 03/15/2015		2,200	2,241
Delhaize America, Inc.
8.125% due 04/15/2011		50	54
9.000% due 04/15/2031		1,850	2,145
Delphi Corp.
6.500% due 05/01/2009		1,375	956
6.500% due 08/15/2013		325	219
Delta Air Lines, Inc.
7.379% due 05/18/2010 (c)		256	246
7.570% due 11/18/2010 (c)		950	918
Dex Media West LLC
8.500% due 08/15/2010		2,400	2,550
9.875% due 08/15/2013		1,862	2,064
DirecTV Holdings LLC
8.375% due 03/15/2013		1,484	1,627
6.375% due 06/15/2015		1,125	1,122
Dobson Communications Corp.
8.875% due 10/01/2013		400	402
Dresser, Inc.
9.375% due 04/15/2011		2,850	3,021
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		396	413
Dura Operating Corp.
8.625% due 04/15/2012		1,325	1,186
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010		1,775	1,767
7.670% due 11/08/2016		2,400	2,389
EchoStar DBS Corp.
6.625% due 10/01/2014		2,800	2,786
El Paso CGP Co.
7.625% due 09/01/2008		750	766
7.750% due 06/15/2010		250	256
10.750% due 10/01/2010		1,500	1,695
9.625% due 05/15/2012		200	222
7.750% due 10/15/2035		1,200	1,158
El Paso Corp.
7.875% due 06/15/2012		2,155	2,241
7.375% due 12/15/2012		300	303
8.050% due 10/15/2030		1,300	1,326
7.800% due 08/01/2031		700	705
El Paso Production Holding Co.
7.750% due 06/01/2013		750	787
Encore Acquisition Co.
6.250% due 04/15/2014		300	300
Equistar Chemicals LP
10.125% due 09/01/2008		545	589
8.750% due 02/15/2009		2,035	2,127
Exco Resources, Inc.
7.250% due 01/15/2011		300	312
Extendicare Health Services, Inc.
9.500% due 07/01/2010		800	856
Ferrellgas Partners LP
8.870% due 08/01/2009 (j)		1,200	1,281
8.750% due 06/15/2012		1,525	1,555
Gazprom International S.A.
9.625% due 03/01/2013		870	1,080
7.201% due 02/01/2020		600	656
Georgia-Pacific Corp.
7.375% due 12/01/2025		4,750	4,964
8.875% due 05/15/2031		650	772
Greif, Inc.
8.875% due 08/01/2012		400	431
Grupo Transportacion Ferroviaria Mexicana S.A.
9.375% due 05/01/2012		500	543
Hanover Compressor Co.
9.000% due 06/01/2014		500	558
HCA, Inc.
7.875% due 02/01/2011		950	1,023
6.950% due 05/01/2012		700	724
6.300% due 10/01/2012		350	350
6.250% due 02/15/2013		1,450	1,440
6.750% due 07/15/2013		1,125	1,150
6.375% due 01/15/2015		300	298
HealthSouth Corp.
8.375% due 10/01/2011 (c)		495	474
7.625% due 06/01/2012 (c)		5,325	5,006
Herbst Gaming, Inc.
7.000% due 11/15/2014		1,500	1,506
Horizon Lines LLC
9.000% due 11/01/2012		2,050	2,206
Host Marriott LP
7.125% due 11/01/2013		1,000	1,026
iesy Repository GmbH
10.375% due 02/15/2015		750	797
Ingles Markets, Inc.
8.875% due 12/01/2011		950	964
Invensys PLC
9.875% due 03/15/2011		650	649
ISP Chemco, Inc.
10.250% due 07/01/2011		1,465	1,588
ITT Corp.
7.375% due 11/15/2015		1,900	2,071
JC Penney Co., Inc.
7.650% due 08/15/2016		900	1,022
7.125% due 11/15/2023		1,225	1,354
8.125% due 04/01/2027		445	471
7.400% due 04/01/2037		655	711
Jefferson Smurfit Corp.
8.250% due 10/01/2012		1,300	1,229
7.500% due 06/01/2013		500	453
Johnsondiversey, Inc.
9.625% due 05/15/2012		215	216
L-3 Communications Corp.
6.375% due 10/15/2015		1,550	1,569
Lamar Media Corp.
6.625% due 08/15/2015		475	486
Legrand Holding S.A.
10.500% due 02/15/2013		1,085	1,248
8.500% due 02/15/2025		550	663
Mandalay Resort Group
9.375% due 02/15/2010		1,900	2,104
7.625% due 07/15/2013		400	418
MCI, Inc.
8.735% due 05/01/2014		7,945	8,879
Mediacom Broadband LLC
11.000% due 07/15/2013		2,940	3,183
MGM Mirage, Inc.
8.375% due 02/01/2011		1,550	1,674
6.625% due 07/15/2015		1,600	1,590
6.625% due 07/15/2015		400	398
Mirage Resorts, Inc.
7.250% due 08/01/2017		1,500	1,545
Nalco Co.
7.750% due 11/15/2011		1,550	1,593
8.875% due 11/15/2013		500	516
Newpark Resources, Inc.
8.625% due 12/15/2007		1,390	1,390
Norampac, Inc.
6.750% due 06/01/2013		1,100	1,100
Northwest Airlines, Inc.
6.810% due 02/01/2020		820	728
Novelis, Inc.
7.250% due 02/15/2015		1,500	1,425
Owens-Brockway Glass Container, Inc.
7.750% due 05/15/2011		150	157
8.750% due 11/15/2012		1,800	1,953
8.250% due 05/15/2013		1,150	1,202
Peabody Energy Corp.
6.875% due 03/15/2013		2,041	2,143
Plains Exploration & Production Co.
7.125% due 06/15/2014		1,625	1,718
PQ Corp.
7.500% due 02/15/2013		300	293
Premier Entertainment Biloxi LLC
10.750% due 02/01/2012		750	680
Psychiatric Solutions, Inc.
7.750% due 07/15/2015		275	285
Quiksilver, Inc.
6.875% due 04/15/2015		1,500	1,448
Qwest Corp.
6.875% due 09/15/2033		1,000	873
Rayovac Corp.
8.500% due 10/01/2013		2,025	1,964
7.375% due 02/01/2015		1,050	950
RJ Reynolds Tobacco Holdings, Inc.
7.250% due 06/01/2012		1,700	1,751
Rogers Cable, Inc.
6.750% due 03/15/2015		1,560	1,572
Roundy’s, Inc.
8.875% due 06/15/2012		1,200	1,332
Royal Caribbean Cruises Ltd.
6.875% due 12/01/2013		400	417
7.500% due 10/15/2027		1,000	1,070
Safety Kleen Services
9.250% due 06/01/2008 (c)		1,450	0
Seneca Gaming Corp.
7.250% due 05/01/2012		1,325	1,365
SESI LLC
8.875% due 05/15/2011		2,015	2,136
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011		520	549
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011		525	536
8.375% due 07/01/2012		2,750	2,626
Sonat, Inc.
7.625% due 07/15/2011		2,650	2,703
Station Casinos, Inc.
6.000% due 04/01/2012		925	928
6.500% due 02/01/2014		1,475	1,482
6.875% due 03/01/2016		500	509
Suburban Propane Partners LP
6.875% due 12/15/2013		500	458
Sungard Data Systems, Inc.
9.125% due 08/15/2013		1,200	1,250
Superior Essex Communications
9.000% due 04/15/2012		500	508
Tenet Healthcare Corp.
6.500% due 06/01/2012		75	70
7.375% due 02/01/2013		2,425	2,310
Tenneco Automotive, Inc.
10.250% due 07/15/2013		2,100	2,357
8.625% due 11/15/2014		975	987
Triad Hospitals, Inc.
7.000% due 11/15/2013		2,375	2,417
Trinity Industries, Inc.
6.500% due 03/15/2014		900	891
TRW Automotive, Inc.
9.375% due 02/15/2013		2,025	2,207
United Airlines, Inc.
6.201% due 09/01/2008 (c)		214	206
7.730% due 07/01/2010 (c)		799	764
7.186% due 04/01/2011 (c)		195	192
6.602% due 09/01/2013 (c)		477	467
United Rentals N.A., Inc.
7.750% due 11/15/2013		36	35
US Airways Group, Inc.
9.330% due 01/01/2006 (c)		9,077	37
9.625% due 09/01/2024 (c)		1,016	406
Valero Energy Corp.
7.800% due 06/14/2010		850	868
Vintage Petroleum, Inc.
7.875% due 05/15/2011		1,000	1,050
VWR International, Inc.
6.875% due 04/15/2012		460	457
8.000% due 04/15/2014		2,240	2,192
Williams Cos., Inc.
7.625% due 07/15/2019		2,875	3,127
7.875% due 09/01/2021		2,930	3,238
7.500% due 01/15/2031		375	400
7.750% due 06/15/2031		220	239
Wynn Las Vegas LLC
6.625% due 12/01/2014		3,675	3,533

			224,999

Utilities 17.5%
AES Corp.
8.750% due 05/15/2013		2,850	3,135
American Cellular Corp.
10.000% due 08/01/2011		1,200	1,314
Cincinnati Bell, Inc.
7.250% due 07/15/2013		2,825	3,016
8.375% due 01/15/2014		1,970	1,950
Citizens Communications Co.
6.250% due 01/15/2013		1,100	1,062
CMS Energy Corp.
7.500% due 01/15/2009		1,175	1,237
7.750% due 08/01/2010		2,075	2,241
8.500% due 04/15/2011		500	559
Gaz Capital S.A.
8.625% due 04/28/2034		175	231
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		500	513
Intelsat Bermuda Ltd.
8.695% due 01/15/2012 (a)		1,000	1,023
8.250% due 01/15/2013		175	177
8.625% due 01/15/2015		1,350	1,384
IPALCO Enterprises, Inc.
8.375% due 11/14/2008		1,050	1,118
8.625% due 11/14/2011		490	546
Midwest Generation LLC
8.560% due 01/02/2016		5,086	5,597
8.750% due 05/01/2034		2,550	2,853
Mobile Telesystems Finance S.A.
8.375% due 10/14/2010		500	540
8.000% due 01/28/2012		450	478
MSW Energy Holdings LLC
7.375% due 09/01/2010		650	678
8.500% due 09/01/2010		500	539
New Skies Satellites NV
9.125% due 11/01/2012		1,000	1,040
Northwest Pipeline Corp.
7.125% due 12/01/2025		500	539
Northwestern Bell Telephone
7.750% due 05/01/2030		1,208	1,105
NRG Energy, Inc.
8.000% due 12/15/2013		1,676	1,793
PSEG Energy Holdings LLC
10.000% due 10/01/2009		870	970
8.500% due 06/15/2011		4,600	4,980
Qwest Communications International, Inc.
7.750% due 02/15/2011		2,900	2,838
7.500% due 02/15/2014		3,200	3,056
Qwest Corp.
8.875% due 03/15/2012		650	713
7.500% due 02/15/2014		4,550	4,345
Qwest Services Corp.
13.500% due 12/15/2010		3,000	3,450
Reliant Energy, Inc.
9.250% due 07/15/2010		1,975	2,153
9.500% due 07/15/2013		850	944
6.750% due 12/15/2014		3,400	3,358
Rogers Wireless Communications, Inc.
7.250% due 12/15/2012		150	159
8.000% due 12/15/2012		1,270	1,348
6.375% due 03/01/2014		350	354
7.500% due 03/15/2015		445	482
Rural Cellular Corp.
8.250% due 03/15/2012		1,450	1,530
Sierra Pacific Resources
7.803% due 06/15/2012		1,300	1,391
7.100% due 11/02/2023		600	618
Sonat, Inc.
7.000% due 02/01/2018		500	478
South Point Energy
8.400% due 05/30/2012		2,406	2,261
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,400	1,436
Time Warner Telecom, Inc.
9.750% due 07/15/2008		475	483
10.125% due 02/01/2011		500	518
9.250% due 02/15/2014		1,625	1,653
Triton PCS, Inc.
8.500% due 06/01/2013		575	551
Williams Cos., Inc.
6.375% due 10/01/2010		500	499

			75,236

Total Corporate Bonds & Notes (Cost $358,178)			360,567

U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Bond
5.375% due 02/15/2031		4,800	5,379
U.S. Treasury Notes
4.250% due 11/15/2013		2,600	2,589
4.125% due 05/15/2015		4,400	4,326

Total U.S. Treasury Obligations (Cost $12,435)			12,294

SOVEREIGN ISSUES 4.6%
Republic of Brazil
11.000% due 01/11/2012		825	1,013
4.313% due 04/15/2012 (a)		62	61
10.250% due 06/17/2013		200	239
10.500% due 07/14/2014		2,150	2,608
8.000% due 01/15/2018		9,498	10,082
8.250% due 01/20/2034		1,100	1,108
11.000% due 08/17/2040		1,000	1,227
Republic of Guatemala
9.250% due 08/01/2013		1,075	1,293
Republic of Panama
8.875% due 09/30/2027		1,050	1,284
Republic of Peru
9.875% due 02/06/2015		775	994

Total Sovereign Issues (Cost $18,424)			19,909

FOREIGN CURRENCY-DENOMINATED ISSUES 3.4%
BCP Crystal US Holdings Corp.
10.375% due 06/15/2014	EC	195	279
Cognis Holding GmbH
11.139% due 01/15/2015 (a)(d)		106	116
Johnsondiversey, Inc.
9.625% due 05/15/2012		350	435
JSG Funding PLC
10.125% due 10/01/2012		650	848
JSG Holding PLC
11.500% due 10/01/2015		100	112
11.500% due 10/01/2015		1,019	1,138
Kronos International, Inc.
8.875% due 06/30/2009		300	382
Lighthouse International Co. S.A.
8.000% due 04/30/2014		450	574
8.000% due 04/30/2014		1,770	2,258
Republic of Germany		6,000	7,219
Rhodia S.A.
8.000% due 06/01/2010		1,000	1,202

Total Foreign Currency-Denominated Issues (Cost $14,400)			14,563

COMMON STOCKS 0.0%
	Shares
Dobson Communications Corp. (b)		25,801	198

Total Common Stocks (Cost $170)			198

PREFERRED SECURITY 1.3%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,050	2,137
Xerox Capital Trust I
8.000% due 02/01/2027		3,100,000	3,232

Total Preferred Security (Cost $5,398)			5,369

SHORT-TERM INSTRUMENTS 3.3%
	Principal Amount (000s)
Commercial Paper 1.4%
Rabobank USA Financial Corp.
3.880% due 10/03/2005		$6,100	6,100

Repurchase Agreement 0.5%
State Street Bank
3.400% due 10/03/2005		2,416	2,416
(Dated 09/30/2005. Collateralized by Fannie Mae 2.180% due 01/30/2006 valued at $2,465. Repurchase proceeds are $2,417.)
French Treasury Bill 0.2%
2.237% due 11/17/2005	EC	600	719
Netherlands Treasury Bill 0.9%
2.013% due 11/30/2005		3,200	3,833

U.S. Treasury Bills 0.3%
3.425% due 12/01/2005-12/15/2005 (e)(g)		$1,190	1,183

Total Short-Term Instruments (Cost $14,383)			14,251

Total Investments (f) 102.2%			$438,739
(Cost $434,865)

Written Options (i) (0.0%)			(204)
(Premiums $264)

Other Assets and Liabilities (Net) (2.2%)			(9,448)

Net Assets 100.0%			$429,087

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Non-income producing security.

(c) Security is in default.

(d) Payment in-kind bond security.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) As of September 30, 2005, portfolio securities with an aggregate market value of $10,643 were valued with reference to securities whose prices are more readily obtainable.

(g) Securities with an aggregate market value of $884 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar December Long Futures	12/2005	419	$(353)

(h) Swap agreements outstanding on September 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection*	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	AT&T Corp. 9.050% due 11/15/2011	Sell	1.520%	12/20/2007	$1,000	$30
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	1,000	3
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	1.400%	06/20/2006	1,500	2
Lehman Brothers, Inc.	General Motors Corp. 7.100% due 03/15/2006	Sell	0.820%	12/20/2005	2,000	(8)
Merrill Lynch & Co., Inc.	Bombardier, Inc. 5.750% due 02/22/2008	Sell	3.250%	03/20/2006	1,500	14
UBS Warburg LLC	General Motors Corp. 7.125% due 07/15/2013	Sell	5.150%	09/20/2008	3,000	(90)
Wachovia Bank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.300%	12/20/2005	2,000	4
Wachovia Bank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.200%	03/20/2006	1,000	(8)
Wachovia Bank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.160%	03/20/2006	1,000	(8)
Wachovia Bank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	0.970%	03/20/2006	500	(4)

						$(65)

*	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i) Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$113.000	10/21/2005	77	$13	$1
Put - CBOT U.S. Treasury Note December Futures	108.000	10/21/2005	77	12	5
Call - CBOT U.S. Treasury Note December Futures	115.000	11/22/2005	17	4	0
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	114	33	4
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	327	76	72
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	131	35	59
				$173	$141

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Put - OTC 7-Year Interest Rate Swap	Citibank N.A.	5.500	%*	06/02/2006	$8,500	$48	$40
Put - OTC 7-Year Interest Rate Swap	Citibank N.A.	4.000	%*	06/02/2006	8,500	43	23
						$91	$63

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.

(j) Restricted security as of September 30, 2005:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost as of September 30, 2005	Market Value as of September 30, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.09%	3/30/2007	8/11/2003	$1,004	$1,012	0.24%
Continental Airlines, Inc.	6.92%	4/2/2013	7/1/2003	811	887	0.21%
Ferrellgas Partners LP	8.87%	8/1/2009	6/30/2003	1,304	1,281	0.30%
				$3,119	$3,180	0.75%

(k) Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	926	11/2005	$2	$0	$2
Sell		10,890	11/2005	2	0	2
Buy	JY	527,939	10/2005	0	(143)	(143)
				$4	$(143)	$(139)

Schedule of Investments

Long-Term U.S. Government Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.3%
Banking & Finance 1.3%
Allstate Life Global Funding Trusts
3.710% due 01/25/2008 (a)	$200	$201
Pricoa Global Funding I
3.730% due 01/25/2008 (a)	200	200
U.S. Trade Funding Corp.
4.260% due 11/15/2014	827	815

		1,216

Industrials 1.0%
Wal-Mart Stores, Inc.
5.250% due 09/01/2035	900	874

Total Corporate Bonds & Notes (Cost $2,123)		2,090

MUNICIPAL BONDS & NOTES 1.5%
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	200	207
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	800	366
Detroit, Michigan School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	100	104
Irving, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2031	200	207
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	200	209
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	250	258

Total Municipal Bonds & Notes (Cost $1,278)		1,351

U.S. GOVERNMENT AGENCIES 37.7%
Fannie Mae
2.125% due 02/10/2006	1,000	994
3.651% due 04/26/2035 (a)	63	63
3.910% due 07/25/2035 (a)	900	901
4.294% due 08/25/2021 (a)	32	33
4.444% due 08/25/2022 (a)	19	19
4.500% due 10/25/2034 - 10/13/2035 (c)	2,523	2,354
4.730% due 04/25/2032 (a)	45	46
4.744% due 04/25/2021 (a)	29	29
5.000% due 11/01/2019 - 09/01/2020 (c)	602	601
6.080% due 09/01/2028	64	74
6.625% due 11/15/2030	5,000	6,193
Federal Home Loan Bank
2.875% due 05/22/2006	1,900	1,884
3.875% due 10/23/2006	2,000	1,990
4.000% due 07/14/2008	1,000	986
5.120% due 01/10/2013	5,000	4,980
6.125% due 06/08/2018	80	90
Federal Housing Administration
6.896% due 07/01/2020	507	504
Financing Corp.
10.700% due 10/06/2017	650	997
Freddie Mac
3.750% due 11/15/2006	2,000	1,987
4.500% due 05/15/2025	400	374
4.512% due 02/15/2027 (a)	26	26
4.813% due 02/15/2021 (a)	35	35
5.500% due 08/15/2030 - 06/15/2034 (c)	1,007	1,002
7.000% due 07/15/2023 - 12/01/2031 (c)	114	119
Government National Mortgage Association
5.000% due 04/20/2034 - 08/16/2034 (c)	4,075	3,614
6.000% due 08/20/2033	1,133	1,165
Overseas Private Investment Corp.
3.800% due 08/15/2007	1,000	1,064
4.736% due 03/15/2022	400	392
5.140% due 08/15/2007	1,000	971
Small Business Administration
5.240% due 08/01/2023	903	922

Total U.S. Government Agencies (Cost $33,940)		34,409

U.S. TREASURY OBLIGATIONS 48.4%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (e)	185	191
2.375% due 01/15/2025	1,140	1,220
U.S. Treasury Bonds
7.875% due 02/15/2021	7,200	9,796
8.125% due 05/15/2021	1,900	2,644
8.000% due 11/15/2021	7,200	9,969
6.250% due 08/15/2023	300	359
5.500% due 08/15/2028	1,300	1,461
5.250% due 11/15/2028	2,000	2,179
5.375% due 02/15/2031	10,800	12,103
U.S. Treasury Note
4.250% due 08/15/2015	1,300	1,292
U.S. Treasury Strip
0.000% due 02/15/2019 (b)	5,400	2,937

Total U.S. Treasury Obligations (Cost $44,863)		44,151

MORTGAGE-BACKED SECURITIES 15.5%
Bear Stearns Adjustable Rate Mortgage Trust
5.075% due 03/25/2033 (a)	721	708
5.377% due 03/25/2033 (a)	240	238
4.842% due 01/25/2034 (a)	123	122
4.110% due 02/25/2034 (a)	84	84
4.750% due 11/25/2035 (a)	500	497
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	1,116	1,054
4.040% due 05/25/2035 (a)	454	448
Countrywide Home Loan Mortgage Pass-Through Trust
4.150% due 03/25/2035 (a)	777	779
4.378% due 06/25/2035 (a)	3,970	3,983
Countrywide Home Loans, Inc.
6.000% due 02/25/2033	37	37
CS First Boston Mortgage Securities Corp.
4.965% due 11/25/2032 (a)	68	69
4.380% due 04/25/2033 (a)	102	102
Federal Agricultural Mortgage Corp.
7.274% due 07/25/2011 (a)	162	163
First Republic Mortgage Loan Trust
4.118% due 11/15/2031 (a)	530	533
Harborview Mortgage Loan Trust
4.009% due 05/19/2035 (a)	374	374
Impac CMB Trust
5.249% due 09/25/2034 (a)	1,009	1,001
MASTR Asset Securitization Trust
5.500% due 09/25/2033	495	491
Residential Accredit Loans, Inc.
4.230% due 01/25/2033 (a)	74	75
4.230% due 03/25/2033 (a)	153	153
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	137	139
Sequoia Mortgage Trust
4.136% due 06/20/2032 (a)	149	149
4.146% due 07/20/2033 (a)	691	692
Structured Asset Mortgage Investments, Inc.
4.529% due 02/25/2030 (a)	38	38
5.750% due 03/25/2032 (a)	6	6
4.119% due 09/19/2032 (a)	1,101	1,102
4.209% due 06/18/2033 (a)	265	265
Structured Asset Securities Corp.
4.330% due 07/25/2032 (a)	74	74
4.120% due 01/25/2033 (a)	22	22
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	68	67
5.385% due 02/25/2031 (a)	72	73
5.072% due 02/25/2033 (a)	66	67
5.372% due 02/25/2033 (a)	57	57
5.011% due 05/25/2033 (a)	113	113
Washington Mutual, Inc.
4.060% due 04/25/2045 (a)	379	378

Total Mortgage-Backed Securities (Cost $14,173)		14,153

ASSET-BACKED SECURITIES 4.0%
AAA Trust
3.930% due 04/25/2035 (a)	435	435
Ameriquest Mortgage Securities, Inc.
4.240% due 03/25/2033 (a)	21	21
Bayview Financial Acquisition Trust
4.287% due 08/28/2034 (a)	358	359
Bear Stearns Asset-Backed Securities, Inc.
4.330% due 11/25/2042 (a)	361	363
Chase Funding Mortgage Loan Asset-Backed Certificates
4.080% due 10/25/2031 (a)	49	50
Home Equity Mortgage Trust
3.950% due 07/25/2035 (a)	1,369	1,370
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)	179	180
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	92	99
Novastar Home Equity Loan
4.390% due 01/25/2031 (a)	14	14
Renaissance Home Equity Loan Trust
4.270% due 08/25/2033 (a)	30	30
4.330% due 12/25/2033 (a)	135	136
Residential Asset Mortgage Products, Inc.
3.930% due 11/25/2024 (a)	356	357
SMS Student Loan Trust
4.118% due 10/27/2025 (a)	93	93
Specialty Underwriting & Residential Finance
4.160% due 06/25/2034 (a)	101	102

Total Asset-Backed Securities (Cost $3,608)		3,609

PURCHASED CALL OPTIONS 0.0%

	Notional Amount (000s)
1-Year Interest Rate Swap (OTC)
Strike @ 3.750%** Exp. 12/16/2005	2,700	0

Total Purchased Call Options (Cost $10)		0

PURCHASED PUT OPTIONS 0.0%
1-Year Interest Rate Swap (OTC)
Strike @ 3.750%* Exp. 12/16/2005	2,700	23

Total Purchased Put Options (Cost $10)		23

SHORT-TERM INSTRUMENTS 4.1%
Commercial Paper 1.5%
Freddie Mac
3.965% due 03/28/2006	800	784
General Electric Capital Corp.
3.700% due 11/15/2005	600	597

		1,381

Repurchase Agreement 1.5%
State Street Bank
3.400% due 10/03/2005	1,372	1,372
(Dated 09/30/2005. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $1,402. Repurchase proceeds are $1,372.)
U.S. Treasury Bills 1.1%
3.385% due 12/01/2005-12/15/2005 (c)(e)	965	957

Total Short-Term Instruments (Cost $3,712)		3,710

Total Investments (g) 113.5%		$103,496
(Cost $103,717)
Written Options (f) (0.2%)		(193)
(Premiums $253)
Other Assets and Liabilities (Net) (13.3%)		(12,095)

Net Assets 100.0%		$91,208

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal only security.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $950 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Long Futures	03/2006	44	$(63)
Eurodollar June Long Futures	06/2006	55	(24)
U.S. Treasury 10-Year Note Short Futures	12/2005	43	(14)
U.S. Treasury 30-Year Bond Short Futures	12/2005	147	(448)
U.S. Treasury 5-Year Note Long Futures	12/2005	50	(64)

			$(613)

(f) Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Bond December Futures	$117.000	11/22/2005	29	$27	$13
Put - CBOT U.S. Treasury Bond December Futures	110.000	11/22/2005	20	14	4
Put - CBOT U.S. Treasury Bond December Futures	112.000	11/22/2005	29	10	15
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	18	11	4
Call - CME Eurodollar December Futures	96.250	12/19/2005	35	8	0
Call - CME Eurodollar December Futures	96.500	12/19/2005	57	14	0
Put - CME Eurodollar June Futures	95.000	06/19/2006	33	16	6
Put - CME Eurodollar December Futures	95.000	12/18/2006	59	23	27
				$123	$69

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	4.500	%**	05/02/2008	$700	$14	$16
Put - OTC 7-Year Interest Rate Swap	Bank of America	5.500	%*	05/02/2008	700	17	14
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.500	%**	05/02/2008	1,500	32	34
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.500	%*	05/02/2008	1,500	36	30
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.500	%**	05/02/2008	700	14	16
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	5.500	%*	05/02/2008	700	17	14
						$130	$124

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.

**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(g) As of September 30, 2005, portfolio securities with an aggregate market value of $3,069 were valued with reference to securities whose prices are more readily obtainable.

Schedule of Investments

Low Duration Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 3.9%
Banking & Finance 3.5%
American General Finance Corp.
3.492% due 03/23/2007 (a)		$200	$200
Citigroup Global Markets Holdings, Inc.
4.200% due 12/20/2007		4,100	4,072
Ford Motor Credit Co.
6.875% due 02/01/2006		100	101
4.218% due 11/16/2006 (a)		300	299
4.389% due 03/21/2007 (a)		2,000	1,974
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)		1,700	1,700
4.529% due 04/13/2006 (a)		2,300	2,296
Goldman Sachs Group, Inc.
3.980% due 07/23/2009 (a)		1,300	1,308
HSBC Finance Corp.
3.964% due 09/15/2008 (a)		500	501
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)		400	397
Santander US Debt S.A.
3.970% due 09/21/2007 (a)		2,000	2,001

			14,849

Industrials 0.3%
Altria Group, Inc.
7.650% due 07/01/2008		200	214
AOL Time Warner, Inc.
6.125% due 04/15/2006		250	252
Clear Channel Communications, Inc.
6.000% due 11/01/2006		250	254
DaimlerChrysler NA Holding Corp.
7.250% due 01/18/2006		100	101
4.430% due 05/24/2006 (a)		100	100
Harrah’s Operating Co., Inc.
7.500% due 01/15/2009		200	215
International Paper Co.
7.625% due 01/15/2007		250	258

			1,394

Utilities 0.1%
Entergy Mississippi, Inc.
4.350% due 04/01/2008		100	98
France Telecom S.A.
7.200% due 03/01/2006		100	101
Progress Energy, Inc.
6.750% due 03/01/2006		250	252

			451

Total Corporate Bonds & Notes (Cost $16,767)			16,694

U.S. GOVERNMENT AGENCIES 31.8%
Fannie Mae
3.319% due 09/22/2006 (a)		1,300	1,300
3.500% due 03/25/2009		578	577
3.761% due 03/25/2034 (a)		457	457
3.817% due 04/26/2035 (a)		314	314
3.880% due 09/25/2035 (a)		2,146	2,147
3.937% due 07/01/2042 (a)		1,076	1,083
3.987% due 09/01/2041 (a)		1,102	1,117
3.991% due 03/25/2044 (a)		771	772
4.041% due 11/25/2032 (a)		134	134
4.137% due 09/01/2040 (a)		25	25
4.577% due 09/01/2035 (a)		2,000	1,992
5.000% due 03/01/2018 - 04/25/2033 (c)		46,107	46,016
5.103% due 12/01/2036 (a)		119	119
5.283% due 09/01/2034 (a)		120	120
5.500% due 12/01/2009 - 10/13/2035 (c)		75,131	76,171
6.000% due 08/01/2016 - 03/01/2033 (c)		208	213
6.500% due 01/01/2033		38	39
Federal Home Loan Bank
5.500% due 04/17/2006		1,000	1,007
Federal Housing Administration
6.390% due 10/01/2020		42	43
Freddie Mac
3.771% due 08/25/2031 (a)		905	909
4.018% due 07/15/2016 (a)		626	626
5.000% due 10/01/2018		66	66
5.500% due 08/15/2030		31	31
6.000% due 09/01/2016 - 02/01/2033 (c)		185	188
6.500% due 07/25/2043		271	279

Total U.S. Government Agencies (Cost $136,434)			135,745

MORTGAGE-BACKED SECURITIES 8.0%
American Home Mortgage Investment Trust
4.290% due 10/25/2034 (a)		2,460	2,419
Banc of America Funding Corp.
4.118% due 05/25/2035 (a)		9,667	9,541
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031		157	161
5.548% due 10/20/2032 (a)		6	6
Bear Stearns Adjustable Rate Mortgage Trust
5.937% due 06/25/2032 (a)		16	16
5.259% due 10/25/2032 (a)		2	2
5.345% due 01/25/2033 (a)		22	22
5.431% due 03/25/2033 (a)		62	62
5.081% due 04/25/2033 (a)		41	40
4.854% due 01/25/2034 (a)		204	203
4.750% due 11/25/2035 (a)		4,200	4,178
Bear Stearns Alt-A Trust
5.448% due 05/25/2035 (a)		1,526	1,534
Countrywide Alternative Loan Trust
6.500% due 06/25/2033		46	46
6.000% due 10/25/2033		188	189
Countrywide Home Loan Mortgage Pass-Through Trust
3.730% due 04/25/2034 (a)		302	302
Credit-Based Asset Servicing & Securitization LLC
4.141% due 01/25/2033 (a)		16	16
CS First Boston Mortgage Securities Corp.
3.226% due 03/25/2032 (a)		24	24
6.252% due 06/25/2032 (a)		2	2
5.672% due 10/25/2032 (a)		6	6
3.400% due 08/25/2033 (a)		26	26
FBR Securitization Trust
3.970% due 09/25/2035 (a)		1,600	1,600
GSR Mortgage Loan Trust
6.000% due 03/25/2032		6	7
4.541% due 09/25/2035 (a)		4,200	4,154
Impac CMB Trust
4.041% due 07/25/2033 (a)		102	102
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)		702	699
MASTR Asset Securitization Trust
5.500% due 09/25/2033		90	89
Mellon Residential Funding Corp.
4.008% due 06/15/2030 (a)		857	856
Merrill Lynch Mortgage Investors, Inc.
4.796% due 01/25/2029 (a)		321	326
People’s Choice Home Loan Securities Trust
3.751% due 05/25/2035 (a)		2,404	2,406
Prime Mortgage Trust
4.041% due 02/25/2034 (a)		109	109
4.041% due 02/25/2034 (a)		36	36
SACO I, Inc.
3.831% due 07/25/2019 (a)		429	429
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018 (a)		477	460
Sequoia Mortgage Trust
3.949% due 05/20/2032 (a)		37	37
3.909% due 08/20/2032 (a)		21	21
Structured Asset Mortgage Investments, Inc.
3.920% due 09/19/2032 (a)		53	53
Structured Asset Securities Corp.
6.150% due 07/25/2032 (a)		2	2
4.141% due 11/25/2033 (a)		17	17
3.811% due 12/25/2034 (a)		140	140
3.741% due 08/25/2035 (a)		1,138	1,139
Washington Mutual Mortgage Securities Corp.
5.689% due 07/25/2032 (a)		3	3
4.816% due 10/25/2032 (a)		399	398
3.926% due 02/27/2034 (a)		99	98
4.170% due 11/25/2035 (a)		500	500
4.137% due 06/25/2042 (a)		616	622
4.033% due 08/25/2042 (a)		248	248
Wells Fargo Mortgage-Backed Securities Trust
3.540% due 09/25/2034 (a)		975	972

Total Mortgage-Backed Securities (Cost $34,488)			34,318

ASSET-BACKED SECURITIES 14.4%
AAA Trust
3.741% due 04/25/2035 (a)		1,181	1,181
Accredited Mortgage Loan Trust
3.610% due 01/25/2035 (a)		432	433
ACE Securities Corp.
3.929% due 10/25/2035 (a)		4,100	4,102
Aegis Asset-Backed Securities Trust
3.761% due 11/25/2023 (a)		242	243
Amortizing Residential Collateral Trust
3.931% due 07/25/2032 (a)		13	13
Argent Securities, Inc.
3.909% due 10/25/2035 (a)		1,000	1,001
Asset-Backed Funding Certificates
3.690% due 08/25/2035 (a)		2,911	2,911
Asset-Backed Securities Corp. Home Equity Loan Trust
4.868% due 03/15/2032 (a)		600	615
3.801% due 12/25/2034 (a)		137	137
3.910% due 03/25/2035 (a)		822	822
3.741% due 07/25/2035 (a)		604	604
Bear Stearns Asset-Backed Securities, Inc.
4.040% due 01/25/2029 (a)		583	583
3.841% due 09/25/2034 (a)		502	502
3.841% due 06/15/2043 (a)		1,207	1,209
Carrington Mortgage Loan Trust
3.731% due 05/25/2035 (a)		506	506
3.721% due 06/25/2035 (a)		359	360
Centex Home Equity Co. LLC
3.731% due 06/25/2035 (a)		3,110	3,112
CIT Group Home Equity Loan Trust
3.911% due 06/25/2033 (a)		9	9
Citigroup Mortgage Loan Trust, Inc.
3.731% due 07/25/2035 (a)		519	520
3.804% due 07/25/2035 (a)		600	600
3.850% due 09/25/2035 (a)		1,300	1,300
Countrywide Asset-Backed Certificates
3.881% due 12/25/2031 (a)		183	184
3.951% due 03/25/2034 (a)		277	277
3.761% due 03/25/2035 (a)		407	407
3.721% due 06/25/2035 (a)		634	634
3.731% due 08/25/2035 (a)		312	313
3.938% due 08/25/2035 (a)		1,100	1,100
3.721% due 10/25/2035 (a)		2,183	2,185
Credit-Based Asset Servicing & Securitization LLC
3.961% due 06/25/2032 (a)		2	2
3.710% due 09/25/2033 (a)		119	119
CS First Boston Mortgage Securities Corp.
3.951% due 01/25/2032 (a)		24	25
Equity One ABS, Inc.
3.921% due 11/25/2032 (a)		17	17
Finance America Mortgage Loan Trust
3.811% due 06/25/2034 (a)		400	400
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.751% due 03/25/2025 (a)		1,542	1,543
First NLC Trust
3.751% due 09/25/2035 (a)		662	662
First USA Credit Card Master Trust
3.940% due 09/19/2008 (a)		3,000	3,003
Fremont Home Loan Trust
3.801% due 11/25/2034 (a)		544	544
GSAMP Trust
3.831% due 10/25/2033 (a)		344	345
3.931% due 03/25/2034 (a)		603	603
3.821% due 10/01/2034 (a)		327	328
HFC Home Equity Loan Asset-Backed Certificates
3.959% due 10/20/2032 (a)		243	243
3.959% due 09/20/2033 (a)		459	461
Household Mortgage Loan Trust
3.909% due 05/20/2032 (a)		4	4
3.959% due 02/20/2033 (a)		379	380
Impac CMB Trust
3.891% due 01/25/2034 (a)		227	227
IXIS Real Estate Capital Trust
3.721% due 09/25/2035 (a)		798	799
Long Beach Mortgage Loan Trust
3.841% due 11/25/2034 (a)		2,527	2,530
3.789% due 09/25/2035 (a)		1,397	1,398
MASTR Asset-Backed Securities Trust
3.791% due 10/25/2034 (a)		506	507
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.821% due 05/25/2034 (a)		947	948
3.791% due 11/25/2034 (a)		168	168
New Century Home Equity Loan Trust
3.692% due 09/25/2035 (a)		1,800	1,801
Option One Mortgage Loan Trust
3.741% due 08/25/2035 (a)		1,619	1,621
Park Place Securities, Inc.
3.779% due 08/25/2035 (a)		1,165	1,166
Quest Trust
4.130% due 12/25/2035 (a)		800	800
Renaissance Home Equity Loan Trust
3.920% due 10/25/2035 (a)		1,300	1,301
Residential Asset Mortgage Products, Inc.
3.922% due 10/25/2025 (a)		1,800	1,799
3.781% due 04/25/2026 (a)		400	400
3.981% due 09/25/2033 (a)		334	335
3.891% due 02/25/2034 (a)		566	567
3.741% due 03/25/2035 (a)		3,030	3,032
Sears Credit Account Master Trust
4.148% due 11/17/2009 (a)		2,300	2,302
4.018% due 09/15/2010 (a)		1,300	1,301
Soundview Home Equity Loan Trust
3.930% due 07/25/2035 (a)		586	587
3.950% due 11/25/2035 (a)		2,100	2,100
Specialty Underwriting & Residential Finance
3.971% due 11/25/2034 (a)		706	708
Truman Capital Mortgage Loan Trust
3.981% due 01/25/2034 (a)		390	391
Wells Fargo Home Equity Trust
3.801% due 09/25/2034 (a)		30	30

Total Asset-Backed Securities (Cost $61,311)			61,360

SOVEREIGN ISSUES 0.8%
Republic of Brazil
4.250% due 04/15/2006 (a)		187	187
4.313% due 04/15/2009 (a)		376	375
9.230% due 06/29/2009 (a)		2,200	2,582
8.000% due 01/15/2018		400	425

Total Sovereign Issues (Cost $3,447)			3,569

PURCHASED PUT OPTIONS 0.0%
		# of Contracts
Eurodollar December Futures (CME)
Strike @ 95.000 Exp. 12/19/2005		135	2
Strike @ 94.000 Exp. 12/19/2005		129	1
Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/13/2006		370	2

Total Purchased Put Options (Cost $6)			5

PREFERRED SECURITY 0.2%
		Shares
DG Funding Trust
3.360% due 12/29/2049 (a)		60	642

Total Preferred Security (Cost $632)			642

PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		4,500	248

Total Preferred Stock (Cost $228)			248

SHORT-TERM INSTRUMENTS (i) 66.4%
		Principal Amount (000s)
Commercial Paper 46.0%
Anz National International Ltd.
3.535% due 10/21/2005		$800	799
3.750% due 12/12/2005		11,100	11,013
ASB Bank Ltd.
3.510% due 10/18/2005		2,600	2,596
Bank of Ireland
3.680% due 11/14/2005		7,000	6,970
3.760% due 12/13/2005		5,200	5,158
Barclays U.S. Funding Corp.
3.655% due 11/28/2005		2,200	2,187
3.785% due 12/14/2005		3,700	3,670
BNP Paribas Finance
3.680% due 12/02/2005		10,500	10,429
Carolina Power & Light Co.
3.670% due 10/11/2005		100	100
CBA (de) Finance
3.730% due 11/23/2005		8,800	8,753
CDC Commercial Paper, Inc.
3.710% due 11/21/2005		5,200	5,174
Cox Communications, Inc.
4.068% due 01/17/2006		550	550
Danske Corp.
3.550% due 10/25/2005		1,200	1,197
3.605% due 11/04/2005		1,500	1,495
3.685% due 12/09/2005		9,400	9,329
3.800% due 01/17/2006		400	395
Den Norske Bank ASA
3.460% due 10/12/2005		4,700	4,696
3.680% due 11/14/2005		600	597
3.590% due 11/21/2005		5,000	4,976
Fannie Mae
3.373% due 10/05/2005		2,300	2,300
3.228% due 10/19/2005		6,200	6,190
3.348% due 10/19/2005		1,800	1,797
3.230% due 10/26/2005		1,900	1,896
ForeningsSparbanken AB
3.730% due 12/12/2005		11,100	11,013
Freddie Mac
3.239% due 10/18/2005		100	100
3.620% due 11/15/2005		10,600	10,554
3.579% due 12/12/2005		3,900	3,869
3.590% due 12/12/2005		3,700	3,671
3.636% due 12/12/2005		1,500	1,488
3.655% due 01/10/2006		3,900	3,856
General Electric Capital Corp.
3.520% due 10/17/2005		2,500	2,497
3.620% due 11/02/2005		600	598
3.910% due 12/27/2005		9,500	9,409
HBOS Treasury Services PLC
3.710% due 11/18/2005		1,100	1,095
Nordea North America, Inc.
3.610% due 11/22/2005		600	598
Rabobank USA Financial Corp.
3.620% due 11/28/2005		600	597
3.905% due 12/30/2005		200	198
Royal Bank of Scotland PLC
3.700% due 11/16/2005		2,300	2,290
Skandinaviska Enskilda Banken AB
3.500% due 10/12/2005		300	300
3.505% due 10/12/2005		1,400	1,399
3.610% due 11/02/2005		300	299
3.710% due 11/17/2005		9,300	9,257
3.720% due 12/08/2005		500	496
3.850% due 12/22/2005		800	793
Societe Generale N.A.
3.770% due 11/01/2005		900	897
3.780% due 12/23/2005		10,800	10,701
3.790% due 12/28/2005		1,100	1,089
Spintab AB
3.775% due 12/12/2005		1,200	1,191
TotalFinaElf Capital S.A.
3.760% due 12/01/2005		1,200	1,193
UBS Finance Delaware LLC
3.285% due 10/03/2005		5,200	5,200
3.590% due 11/21/2005		1,100	1,095
3.690% due 12/07/2005		2,700	2,680
3.760% due 12/19/2005		600	595
3.945% due 01/26/2006		3,100	3,060
Westpac Capital Corp.
3.560% due 10/26/2005		7,600	7,583
3.700% due 11/14/2005		1,500	1,493
Westpac Trust Securities NZ Ltd.
3.330% due 10/03/2005		1,500	1,500
3.550% due 10/24/2005		1,100	1,098

			196,019

Repurchase Agreement 2.1%
State Street Bank
3.400% due 10/03/2005		9,127	9,127
(Dated 09/30/2005. Collateralized by Fannie Mae 2.625% due 01/19/2007 valued at $9,310. Repurchase proceeds are $9,130.)
U.K. Treasury Bills 5.9%
0.000% due 12/15/2005	EC	21,000	25,135
U.S. Treasury Bills 0.4%
3.393% due 12/01/2005-12/15/2005 (c)(d)		$1,540	1,527

Total Short-Term Instruments (Cost $231,905)			231,808

Total Investments 113.6%			$484,389
(Cost $485,218) (b)
Written Options (f) (0.0%)			(101)
(Premiums $86)
Other Assets and Liabilities (Net) (13.6%)			(57,744)

Net Assets 100.0%			$426,544

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of September 30, 2005, portfolio securities with an aggregate market value of $18,528 were valued with reference to securities whose prices are more readily obtainable.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $1,527 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Long Futures	03/2006	600	$(777)
Eurodollar June Long Futures	06/2006	663	(482)
Eurodollar September Long Futures	09/2006	55	(47)
U.S. Treasury 5-Year Note Long Futures	12/2005	1	(1)

			$(1,307)

(e) Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	400	$0
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		200	0
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	1,300	(6)

							$(6)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection*	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	$300	$4
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	400	18
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	300	13
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	200	8
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	1,200	6
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	300	1
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.100%	06/20/2006	1,300	23

						$73

*	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(f) Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	56	$9	$3
Call - CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	6	1	0
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	90	13	3
Call - CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	13	3	2
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	26	7	16
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	78	20	35
Call - CBOT U.S. Treasury Note March Futures	113.000	12/22/2005	13	3	2
Put - CBOT U.S. Treasury Note March Futures	107.000	12/22/2005	13	2	3
Put - CME Eurodollar December Futures	95.250	12/18/2006	39	20	28
				$78	$92

Name of Issuer	Counterparty	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500%*	12/20/2006	$1,700	$8	$9

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.

(g) Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CP	85,427	02/2006	$2	$0	$2
Buy	EC	1,048	11/2005	3	0	3
Sell		22,698	11/2005	0	(5)	(5)
Buy	JY	475,399	10/2005	0	(129)	(129)
Buy	KW	37,400	02/2006	0	(1)	(1)
Buy		118,000	03/2006	0	(2)	(2)
Buy	MP	1,123	03/2006	1	0	1
Buy	PN	113	02/2006	0	(1)	(1)
Buy		140	03/2006	0	(1)	(1)
Buy	PZ	158	02/2006	1	0	1
Buy		162	03/2006	0	0	0
Buy	RP	2,588	03/2006	0	0	0
Buy	RR	916	02/2006	0	0	0
Buy		3,058	03/2006	0	0	0
Buy	S$	55	02/2006	0	(1)	(1)
Buy		171	03/2006	0	(1)	(1)
Buy	SV	2,405	03/2006	0	(2)	(2)
Buy	T$	1,070	02/2006	0	(1)	(1)
Buy		3,331	03/2006	0	0	0
				$7	$(144)	$(137)

Schedule of Investments

Money Market Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 100.0%
Commercial Paper 81.9%
Anz National International Ltd.
3.830% due 12/21/2005	$6,500	$6,445
ASB Bank Ltd.
3.460% due 10/11/2005	4,000	3,997
Bank of America N.A.
3.730% due 11/21/2005	4,200	4,179
7.125% due 05/01/2006	10	10
Bank of Ireland
3.470% due 10/11/2005	4,000	3,997
Barclays U.S. Funding Corp.
3.830% due 12/27/2005	1,900	1,883
BNP Paribas Finance
3.870% due 10/03/2005	2,500	2,500
3.365% due 10/17/2005	4,000	3,995
Caisse d’Amortissement de la Dette Sociale
3.980% due 03/09/2006	2,800	2,751
Dexia Delaware LLC
3.560% due 10/25/2005	4,000	3,991
DnB NORBank ASA
3.455% due 10/06/2005	6,900	6,898
Fannie Mae
3.230% due 10/26/2005	3,100	3,094
3.670% due 01/04/2006	7,900	7,825
3.845% due 02/08/2006	4,300	4,241
3.675% due 03/01/2006	2,200	2,167
Federal Home Loan Bank
3.150% due 10/12/2005	900	899
ForeningsSparbanken AB
3.910% due 12/22/2005	3,800	3,767
Fortis Funding LLC
3.965% due 01/30/2006	6,500	6,415
Freddie Mac
3.238% due 11/01/2005	4,000	3,989
3.776% due 01/31/2006	9,400	9,282
3.845% due 03/21/2006	3,900	3,830
Skandinaviska Enskilda Banken AB
3.810% due 12/08/2005	3,200	3,178
Spintab AB
3.775% due 12/12/2005	3,200	3,177
Statens Bostadsfin Bank
3.930% due 03/22/2006	4,200	4,122
Toronto Dominion Holdings USA, Inc.
3.795% due 12/27/2005	1,900	1,883
TotalFinaElf Capital S.A.
3.727% due 11/23/2005	5,600	5,570
UBS Finance Delaware LLC
3.860% due 10/03/2005	6,800	6,800
Westpac Trust Securities NZ Ltd.
3.550% due 10/24/2005	7,000	6,985

		117,870

Repurchase Agreements 18.1%
Credit Suisse First Boston
3.250% due 10/03/2005	25,500	25,500
(Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.500% due 02/15/2010 valued at $26,128. Repurchase proceeds are $25,507.)
State Street Bank
3.400% due 10/03/2005	550	550
(Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $565. Repurchase proceeds are $550.)

		26,050

Total Short-Term Instruments (Cost $143,920)		143,920

Total Investments 100.0%		$143,920
(Cost $143,920)
Other Assets and Liabilities (Net) 0.0%		25

Net Assets 100.0%		$143,945

See accompanying notes

Schedule of Investments

RealEstateRealReturn Strategy Portfolio

September 30, 2005 (Unaudited)

Value (000s)
Other Assets and Liabilities (Net) 100.0%	$3,000

Net Assets 100.0%	$3,000

See accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a) Swap agreements outstanding on September 30, 2005:

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
Credit Suisse First Boston	Wilshire REIT Total Return Index	1-month USD- LIBOR plus 0.350%	07/31/2006	$1	$0

Schedule of Investments

Real Return Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 4.2%
Banking & Finance 3.6%
BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)		$300	$300
Ford Motor Credit Co.
6.875% due 02/01/2006		1,500	1,506
4.218% due 11/16/2006 (a)		300	299
4.389% due 03/21/2007 (a)		6,400	6,317
General Electric Capital Corp.
3.801% due 03/04/2008 (a)		2,800	2,802
General Motors Acceptance Corp.
6.750% due 12/01/2014		1,600	1,394
Goldman Sachs Group, Inc.
3.550% due 08/01/2006 (a)		2,800	2,802
3.778% due 06/28/2010 (a)		4,700	4,717
Morgan Stanley Warehouse Facilities
4.719% due 08/16/2006 (a)		6,200	6,200
Phoenix Quake Wind Ltd.
5.979% due 07/03/2008 (a)		500	514
5.979% due 07/03/2008 (a)		2,000	2,052
Residential Reinsurance Ltd.
8.280% due 06/08/2006 (a)		1,000	976
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		300	297
Toyota Motor Credit Corp.
3.729% due 09/18/2006 (a)		4,600	4,601
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	97
Vita Capital Ltd.
4.485% due 01/01/2007 (a)		700	703

			35,577

Industrials 0.6%
DaimlerChrysler NA Holding Corp.
3.610% due 03/07/2007 (a)		3,500	3,496
Halliburton Co.
5.109% due 10/17/2005 (a)		1,700	1,701
Pemex Project Funding Master Trust
7.375% due 12/15/2014		500	556
8.625% due 02/01/2022		200	245

			5,998

Utilities 0.0%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	105

Total Corporate Bonds & Notes (Cost $41,615)			41,680

MUNICIPAL BONDS & NOTES 0.1%
Badger Tobacco Asset Securitization Corp., Wisconsin Revenue Bonds, Series 2002 6.000% due 06/01/2017		475	507
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002 6.000% due 06/01/2023		500	529

Total Municipal Bonds & Notes (Cost $876)			1,036

U.S. GOVERNMENT AGENCIES 17.5%
Fannie Mae
3.235% due 09/07/2006 (a)		27,600	27,594
3.314% due 09/21/2006 (a)		14,100	14,096
3.464% due 08/25/2034 (a)		1,782	1,780
3.519% due 11/01/2024 (a)		24	25
4.198% due 11/01/2034 (a)		9,500	9,403
4.669% due 07/01/2035 (a)		1,434	1,433
4.767% due 01/01/2035 (a)		1,053	1,049
5.500% due 03/01/2034 - 10/13/2035 (c)		79,700	79,684
6.375% due 10/23/2033 (a)		6,300	6,360
Freddie Mac
3.771% due 08/25/2031 (a)		377	379
3.833% due 10/25/2044 (a)		27,994	28,089
Small Business Administration
4.504% due 02/01/2014		2,116	2,109
4.880% due 11/01/2024		4,125	4,139

Total U.S. Government Agencies (Cost $176,861)			176,140

U.S. TREASURY OBLIGATIONS 101.8%
Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007		59,196	61,237
3.625% due 01/15/2008		35,463	37,549
3.875% due 01/15/2009		77,286	83,868
4.250% due 01/15/2010		48,922	54,737
0.875% due 04/15/2010		49,299	48,055
3.500% due 01/15/2011		47,130	51,922
3.375% due 01/15/2012		4,421	4,897
3.000% due 07/15/2012		80,002	87,083
1.875% due 07/15/2013		40,495	41,051
2.000% due 01/15/2014		102,700	104,871
2.000% due 07/15/2014		120,972	123,614
1.625% due 01/15/2015		13,669	13,511
1.875% due 07/15/2015		18,866	19,039
2.375% due 01/15/2025		88,803	95,033
3.625% due 04/15/2028		64,499	84,411
3.875% due 04/15/2029		71,026	97,250
3.375% due 04/15/2032		2,211	2,924
U.S. Treasury Bonds
8.875% due 08/15/2017		1,000	1,402
6.625% due 02/15/2027		1,300	1,651
U.S. Treasury Notes
4.250% due 11/15/2014		8,200	8,144
4.125% due 05/15/2015		600	590

Total U.S. Treasury Obligations (Cost $1,023,625)			1,022,839

MORTGAGE-BACKED SECURITIES 2.2%
Bank of America Mortgage Securities, Inc.
6.500% due 02/25/2033		302	304
Bear Stearns Adjustable Rate Mortgage Trust
4.254% due 01/25/2034 (a)		3,781	3,753
Countrywide Home Loan Mortgage Pass-Through Trust
4.170% due 06/25/2035 (a)		1,040	1,043
First Horizon Alternative Mortgage Securities
4.788% due 06/25/2034 (a)		1,522	1,515
Greenpoint Mortgage Funding Trust
3.680% due 05/25/2045 (a)		2,940	2,935
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		2,800	2,769
People’s Choice Home Loan Securities Trust
3.940% due 05/25/2035 (a)		935	936
Sequoia Mortgage Trust
3.767% due 10/19/2026 (a)		849	850
Structured Adjustable Rate Mortgage Loan Trust
3.210% due 03/25/2035 (a)		625	626
Washington Mutual Mortgage Securities Corp.
4.170% due 11/25/2035 (a)		7,700	7,701

Total Mortgage-Backed Securities (Cost $22,532)			22,432

ASSET-BACKED SECURITIES 5.4%
AAA Trust
3.414% due 11/26/2035 (a)		435	435
ACE Securities Corp.
3.929% due 10/25/2035 (a)		5,000	5,002
Aegis Asset-Backed Securities Trust
3.514% due 09/25/2034 (a)		786	786
Ameriquest Mortgage Securities, Inc.
3.724% due 02/25/2033 (a)		31	31
Argent Securities, Inc.
3.950% due 10/25/2035 (a)		2,000	2,002
Asset-Backed Funding Certificates
3.929% due 08/25/2035 (a)		2,600	2,601
Asset-Backed Securities Corp. Home Equity Loan Trust
3.888% due 01/15/2033 (a)		27	27
Bayview Financial Acquisition Trust
3.931% due 08/28/2034 (a)		2,147	2,152
Bear Stearns Asset-Backed Securities, Inc.
4.040% due 01/25/2029 (a)		1,123	1,125
4.030% due 09/25/2034 (a)		2,174	2,177
3.764% due 03/25/2043 (a)		418	419
Carrington Mortgage Loan Trust
3.404% due 05/25/2035 (a)		3,037	3,039
3.240% due 06/25/2035 (a)		270	270
Equity One ABS, Inc.
3.614% due 04/25/2034 (a)		1,084	1,086
FBR Securitization Trust
3.957% due 09/25/2035 (a)		2,900	2,903
4.017% due 09/25/2035 (a)		2,300	2,302
Ford Credit Auto Owner Trust
4.283% due 03/15/2008		1,700	1,696
GSAMP Trust
3.604% due 03/25/2034 (a)		548	548
Long Beach Mortgage Loan Trust
4.030% due 11/25/2034 (a)		2,390	2,394
Merrill Lynch Mortgage Investors, Inc.
3.940% due 06/25/2036 (a)		5,200	5,202
3.997% due 06/25/2036 (a)		3,100	3,101
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.464% due 11/25/2034 (a)		121	121
New Century Home Equity Loan Trust
3.682% due 09/25/2035 (a)		1,421	1,422
Option One Mortgage Loan Trust
3.980% due 11/25/2035 (a)		1,900	1,901
Quest Trust
3.494% due 03/25/2035 (a)		335	335
Redwood Capital Ltd.
5.804% due 01/01/2006 (a)		1,000	1,001
7.354% due 01/01/2006 (a)		1,000	1,002
Renaissance Home Equity Loan Trust
3.694% due 12/25/2032 (a)		373	373
3.918% due 10/25/2035 (a)		200	200
Residential Asset Mortgage Products, Inc.
3.474% due 09/25/2013 (a)		1,545	1,546
3.424% due 01/25/2025 (a)		327	327
3.654% due 11/25/2033 (a)		4,469	4,472
Residential Asset Securities Corp.
3.614% due 01/25/2034 (a)		33	33
Truman Capital Mortgage Loan Trust
3.654% due 01/25/2034 (a)		195	195
Wachovia Mortgage Loan Trust LLC
4.148% due 10/25/2035 (a)		2,300	2,302
Wells Fargo Home Equity Trust
3.474% due 09/25/2034 (a)		40	40

Total Asset-Backed Securities (Cost $54,538)			54,568

SOVEREIGN ISSUES 1.5%
Republic of Brazil
4.250% due 04/15/2006 (a)		64	64
4.313% due 04/15/2009 (a)		94	94
11.000% due 01/11/2012		1,100	1,351
4.313% due 04/15/2012 (a)		741	731
8.000% due 01/15/2018		4,010	4,257
11.000% due 08/17/2040		300	368
Republic of Colombia
10.000% due 01/23/2012		350	423
Russian Federation
8.250% due 03/31/2010		1,300	1,411
5.000% due 03/31/2030 (a)		4,500	5,182
United Mexican States
6.375% due 01/16/2013		700	747

Total Sovereign Issues (Cost $13,453)			14,628

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 0.9%
Commonwealth of Canada
3.000% due 12/01/2036 (b)	C$	520	589
Kingdom of Spain
5.750% due 07/30/2032	EC	700	1,150
Pylon Ltd.
3.616% due 12/18/2008 (a)		700	853
6.016% due 12/22/2008 (a)		1,100	1,366
Republic of France
3.000% due 07/25/2012		1,613	2,231
5.750% due 10/25/2032		700	1,153
Republic of Germany
6.250% due 01/04/2030		700	1,204
Republic of Italy
2.150% due 09/15/2014 (b)		522	685

Total Foreign Currency-Denominated Issues (Cost $9,320)			9,231

PURCHASED PUT OPTIONS 0.0%
OTC - Treasury Inflation Index
3.875% due 07/15/2014
Strike @ 93.375 Exp. 11/21/2005		$57,000	0
3.000% due 07/15/2012
Strike @ 89.000 Exp. 12/06/2005		68,000	0
2.000% due 07/15/2014
Strike @ 74.406 Exp. 10/26/2005		110,000	0

Total Purchased Put Options (Cost $55)			0

PREFERRED STOCK 0.0%
		Shares
Fannie Mae
7.000% due 12/31/2049 (a)		7,200	396

Total Preferred Stock (Cost $360)			396

SHORT-TERM INSTRUMENTS 76.7%
Certificates of Deposit 4.7%
Citibank New York N.A.
3.815% due 11/30/2005		24,000	24,000
Dexia Bank New York N.A.
3.510% due 10/12/2005		23,000	23,000

			47,000

Commercial Paper 68.0%
ABN AMRO North America
3.520% due 10/19/2005		25,000	24,961
Anz (Delaware), Inc.
3.760% due 12/01/2005		25,000	24,846
ASB Bank Ltd.
3.460% due 10/11/2005		4,300	4,297
Bank of America N.A.
3.540% due 11/01/2005		25,000	24,929
Bank of Ireland
3.715% due 11/22/2005		26,200	26,065
3.960% due 01/27/2006		3,900	3,849
Barclays U.S. Funding Corp.
3.450% due 10/05/2005		6,200	6,199
3.705% due 11/15/2005		500	498
3.710% due 11/16/2005		100	99
3.655% due 11/28/2005		700	696
3.765% due 12/12/2005		1,400	1,389
3.830% due 12/27/2005		21,000	20,799
BNP Paribas Finance
3.870% due 10/03/2005		27,700	27,700
CBA (de) Finance
3.660% due 10/12/2005		25,300	25,277
CDC Commercial Paper, Inc.
3.570% due 11/03/2005		300	299
3.590% due 11/18/2005		10,300	10,253
3.740% due 11/28/2005		600	596
3.750% due 12/07/2005		1,000	993
Cox Communications, Inc.
3.688% due 01/17/2006		1,100	1,100
Danske Corp.
3.625% due 11/07/2005		25,600	25,510
3.755% due 12/15/2005		4,200	4,165
Fannie Mae
3.230% due 10/26/2005		25,600	25,543
ForeningsSparbanken AB
3.620% due 10/07/2005		5,200	5,198
3.910% due 12/28/2005		24,700	24,460
Fortis Funding LLC
3.965% due 01/30/2006		27,400	27,031
Freddie Mac
3.238% due 11/01/2005		17,800	17,752
3.254% due 11/01/2005		17,900	17,852
3.310% due 11/02/2005		1,100	1,097
3.310% due 11/03/2005		5,300	5,285
3.579% due 12/12/2005		26,300	26,093
HBOS Treasury Services PLC
3.515% due 10/17/2005		25,000	24,966
National Australia Funding, Inc.
3.740% due 10/04/2005		27,400	27,397
Nordea North America, Inc.
3.570% due 10/27/2005		20,000	19,952
Rabobank USA Financial Corp.
3.880% due 10/03/2005		3,100	3,100
3.905% due 12/30/2005		27,400	27,128
Skandinaviska Enskilda Banken AB
3.535% due 10/21/2005		3,400	3,394
3.710% due 11/17/2005		4,200	4,180
3.720% due 12/08/2005		21,900	21,737
3.850% due 12/22/2005		600	594
Societe Generale N.A.
3.740% due 10/24/2005		2,900	2,894
3.755% due 12/12/2005		27,100	26,886
Stadshypoket Delaware, Inc.
3.680% due 11/14/2005		25,700	25,590
Statens Bostadsfin Bank
3.570% due 10/03/2005		23,900	23,900
Toyota Motor Credit Corp.
3.720% due 12/09/2005		27,000	26,796
UBS Finance Delaware LLC
3.860% due 10/03/2005		500	500
3.750% due 10/05/2005		1,100	1,100
3.625% due 10/17/2005		1,800	1,797
3.630% due 11/28/2005		25,200	25,058
3.760% due 12/01/2005		1,600	1,590
3.730% due 12/09/2005		400	397
Westpac Capital Corp.
3.455% due 10/11/2005		25,000	24,981
3.900% due 12/23/2005		5,100	5,053

			683,821

French Treasury Bills 0.1%
2.000% due 11/17/2005	EC	300	360

Repurchase Agreements 3.5%
Credit Suisse First Boston
3.250% due 10/03/2005		$33,700	33,700
(Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.500% due 02/15/2010 valued at $34,528. Repurchase proceeds are $33,709.)
State Street Bank
3.400% due 10/03/2005		1,659	1,659
(Dated 09/30/2005. Collateralized by Federal Home Loan Bank 4.875% due 02/15/2007 valued at $1,696. Repurchase proceeds are $1,659.)

			35,359

U.S. Treasury Bills 0.4%
3.413% due 12/01/2005-12/15/2005 (c)(d)(e)		4,390	4,357

Total Short-Term Instruments (Cost $771,021)			770,897

Total Investments (j) 210.3%			$2,113,847
(Cost $2,114,256)
Written Options (g) (0.0%)			(111)
(Premiums $78)
Other Assets and Liabilities (Net) (110.3%)			(1,108,508)

Net Assets 100.0%			$1,005,228

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Principal amount of security is adjusted for inflation.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Securities with an aggregate market value of $3,224 have been pledged as collateral for swap and swaption contracts on September 30, 2005.

(e) Securities with an aggregate market value of $387 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note Short Futures	12/2005	72	$103
U.S. Treasury 30-Year Bond Short Futures	12/2005	39	120
U.S. Treasury 5-Year Note Long Futures	12/2005	185	(106)

			$117

(f) Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP5,000	$109
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC9,400	720
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	2,500	7
Barclays Bank PLC	6-month EC-LIBOR	Pay	5.000%	06/17/2015	2,600	410
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	2,500	(11)
Goldman Sachs & Co.	6-month EC-LIBOR	Receive	4.500%	06/17/2015	7,500	(197)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015	4,000	488
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010	3,700	(5)
UBS Warburg LLC	6-month EC-LIBOR	Pay	5.000%	06/17/2015	8,000	1,279
Bank of America	3-month USD-LIBOR	Receive	5.000%	12/15/2015	$22,700	730
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2007	18,800	(142)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2012	6,500	128
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	57,000	1,777
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2007	30,000	(226)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	12/15/2010	4,000	71
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	12/15/2015	100	2
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007	9,000	(68)

						$5,072

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection*	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	$1,500	$20
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%	06/20/2007	1,500	21
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	1,000	3
J.P. Morgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	48
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.830%	06/20/2006	1,500	22
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.650%	09/20/2007	3,000	(15)

						$99

*	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(g) Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$114.000	11/22/2005	77	$15	$2
Put - CBOT U.S. Treasury Note December Futures	110.000	11/22/2005	86	47	74
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	77	16	35
				$78	$111

(h) Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
U.S. Treasury Note	3.625%	05/15/2013	$300	$293	$288
U.S. Treasury Note	4.250%	08/15/2013	4,400	4,466	4,386
U.S. Treasury Note	4.000%	02/15/2014	3,000	2,989	2,933
				$7,748	$7,607

(i) Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	609	10/2005	$0	$(12)	$(12)
Buy	EC	7	10/2005	0	0	0
Sell		8,514	11/2005	1	0	1
Buy	JY	1,017,872	10/2005	0	(275)	(275)
Buy	PZ	264	03/2006	0	(1)	(1)
Buy	RR	2,255	03/2006	0	0	0
Buy	SV	2,349	03/2006	0	(1)	(1)
				$1	$(289)	$(288)

(j) As of September 30, 2005, portfolio securities with an aggregate market value of $56,752 were valued with reference to securities whose prices are more readily obtainable.

Schedule of Investments

Short-Term Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 13.6%
Banking & Finance 5.0%
Ford Motor Credit Co.
6.875% due 02/01/2006		$300	$301
4.050% due 03/13/2007 (a)		100	94
General Motors Acceptance Corp.
4.677% due 05/18/2006 (a)		100	100
4.509% due 01/16/2007 (a)		100	98
4.670% due 03/20/2007 (a)		70	69
Goldman Sachs Group, Inc.
3.733% due 08/01/2006 (a)		200	200
3.654% due 10/05/2007		100	100
3.778% due 06/28/2010 (a)		160	161
Household Finance Corp.
6.700% due 11/15/2005		40	40
HSBC Finance Corp.
3.800% due 05/10/2007 (a)		170	170
4.000% due 09/15/2008 (a)		100	100
MBNA Europe Funding PLC
3.876% due 09/07/2007 (a)		300	300
NiSource Finance Corp.
7.625% due 11/15/2005		150	151
PPL Capital Funding Trust I
7.290% due 05/18/2006		80	81

			1,965

Industrials 6.6%
Airgas, Inc.
9.125% due 10/01/2011		100	108
AmeriGas Partners LP
10.000% due 04/15/2006		50	51
AOL Time Warner, Inc.
6.125% due 04/15/2006		200	202
Caesars Entertainment, Inc.
7.875% due 12/15/2005		150	151
Columbia Energy Group
6.800% due 11/28/2005		100	100
Constellation Brands, Inc.
8.625% due 08/01/2006		60	62
CSC Holdings, Inc.
7.875% due 12/15/2007		100	103
DaimlerChrysler NA Holding Corp.
6.400% due 05/15/2006		200	202
4.430% due 05/24/2006 (a)		150	151
4.026% due 03/07/2007 (a)		50	50
Delhaize America, Inc.
7.375% due 04/15/2006		30	31
Enterprise Products Operating LP
4.000% due 10/15/2007		30	29
Georgia-Pacific Corp.
7.500% due 05/15/2006		130	132
7.375% due 07/15/2008		100	105
Halliburton Co.
5.109% due 10/17/2005 (a)		200	200
Harrah's Operating Co., Inc.
7.875% due 12/15/2005		30	30
HCA, Inc.
7.125% due 06/01/2006		150	153
HJ Heinz Co.
6.189% due 12/01/2005 (a)		150	150
Kroger Co.
7.625% due 09/15/2006		100	103
MCI, Inc.
7.688% due 05/01/2009		150	156
Mirage Resorts, Inc.
6.750% due 08/01/2007		100	102
Smurfit Capital Funding PLC
6.750% due 11/20/2005		30	30
Tyco International Group S.A.
6.375% due 02/15/2006		100	101
Yum! Brands, Inc.
8.500% due 04/15/2006		100	102

			2,604

Utilities 2.0%
British Telecom PLC
7.875% due 12/15/2005		100	101
Dominion Resources, Inc.
4.090% due 05/15/2006 (a)		200	200
Entergy Gulf States, Inc.
3.600% due 06/01/2008		100	96
GPU, Inc.
7.700% due 12/01/2005		50	50
Ohio Edison Co.
4.000% due 05/01/2008		30	30
Progress Energy, Inc.
6.750% due 03/01/2006		100	101
PSEG Power LLC
6.875% due 04/15/2006		100	101
Public Service Enterprise Group, Inc.
4.295% due 09/21/2008 (a)		100	100
TXU Energy Co. LLC
4.360% due 01/17/2006 (a)		25	25

			804

Total Corporate Bonds & Notes (Cost $5,390)			5,373

U.S. GOVERNMENT AGENCIES 18.5%
Fannie Mae
3.319% due 09/22/2006 (a)		1,000	1,000
3.651% due 09/07/2006 (a)		700	700
3.697% due 10/21/2005 (a)		700	700
3.715% due 05/22/2006 (a)		1,000	1,000
3.950% due 03/25/2034 (a)		126	126
3.980% due 08/25/2034 (a)		54	54
4.003% due 10/01/2031 (a)		35	35
4.500% due 02/25/2008		26	26
5.500% due 11/01/2016		141	143
6.000% due 06/01/2017		40	41
Federal Home Loan Bank
3.714% due 06/12/2006 (a)		1,000	1,000
3.730% due 06/13/2006 (a)		1,000	1,000
Freddie Mac
3.125% due 09/15/2010		500	497
3.833% due 10/25/2044 (a)		607	609
4.137% due 07/25/2044 (a)		238	239
5.500% due 08/15/2030		7	6
9.500% due 12/01/2019		60	66
Government National Mortgage Association
4.000% due 02/20/2032 (a)		75	76
6.000% due 03/15/2032		15	15

Total U.S. Government Agencies (Cost $7,337)			7,333

U.S. TREASURY OBLIGATIONS 5.4%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007		160	166
3.625% due 01/15/2008		411	435
U.S. Treasury Notes
1.875% due 12/31/2005		390	389
2.875% due 11/30/2006		50	49
3.625% due 04/30/2007		500	496
4.125% due 05/15/2015		600	590

Total U.S. Treasury Obligations (Cost $2,135)			2,125

MORTGAGE-BACKED SECURITIES 4.8%
Banc of America Large Loan
3.968% due 11/15/2015 (a)		45	45
Bank of America Mortgage Securities, Inc.
6.548% due 07/25/2032 (a)		5	5
5.548% due 10/20/2032 (a)		6	6
Bear Stearns Adjustable Rate Mortgage Trust
4.716% due 12/25/2033 (a)		22	22
4.247% due 01/25/2034 (a)		19	19
4.110% due 02/25/2034 (a)		21	21
4.750% due 11/25/2035 (a)		300	298
Commercial Mortgage Pass-Through Certificates
3.968% due 07/15/2015 (a)		31	31
Countrywide Home Loan Mortgage Pass-Through Trust
4.170% due 06/25/2035 (a)		95	95
CS First Boston Mortgage Securities Corp.
3.226% due 03/25/2032 (a)		73	73
5.726% due 05/25/2032 (a)		6	6
First Republic Mortgage Loan Trust
4.068% due 08/15/2032 (a)		118	118
Greenpoint Mortgage Funding Trust
4.050% due 05/25/2045 (a)		252	252
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		100	99
Harborview Mortgage Loan Trust
4.009% due 05/19/2035 (a)		280	280
Mellon Residential Funding Corp.
4.208% due 12/15/2030 (a)		42	42
SACO I, Inc.
4.020% due 07/25/2019 (a)		27	27
Sequoia Mortgage Funding Co.
0.800% due 10/21/2007 (b)		943	7
Structured Asset Mortgage Investments, Inc.
4.119% due 09/19/2032 (a)		44	44
4.060% due 06/19/2035 (a)		280	279
Structured Asset Securities Corp.
4.330% due 07/25/2032 (a)		2	2
4.120% due 01/25/2033 (a)		4	4
4.330% due 11/25/2033 (a)		1	1
Washington Mutual Mortgage Securities Corp.
4.100% due 12/25/2027 (a)		56	56
5.126% due 10/25/2032 (a)		6	6
4.265% due 06/25/2042 (a)		42	43

Total Mortgage-Backed Securities (Cost $1,884)			1,881

ASSET-BACKED SECURITIES 3.8%
AAA Trust
3.930% due 11/26/2035 (a)		187	187
Bear Stearns Asset-Backed Securities, Inc.
4.160% due 10/25/2032 (a)		4	4
4.030% due 06/15/2043 (a)		19	19
Centex Home Equity Co. LLC
4.130% due 09/25/2033 (a)		2	1
Chase Funding Loan Acquisition Trust
4.160% due 01/25/2033 (a)		22	22
Countrywide Asset-Backed Certificates
4.020% due 09/25/2021 (a)		2	2
3.980% due 10/25/2023 (a)		31	31
3.980% due 01/25/2024 (a)		13	13
4.070% due 12/25/2031 (a)		10	10
4.200% due 05/25/2032 (a)		1	1
3.920% due 08/25/2035 (a)		187	188
CS First Boston Mortgage Securities Corp.
4.180% due 07/25/2032 (a)		7	7
4.200% due 08/25/2032 (a)		6	6
Equifirst Mortgage Loan Trust
3.930% due 01/25/2034 (a)		40	40
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 03/25/2034 (a)		13	13
3.960% due 10/25/2034 (a)		20	20
Fremont Home Loan Trust
3.940% due 01/25/2035 (a)		114	114
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 10/20/2032 (a)		20	20
Home Equity Mortgage Trust
3.950% due 07/25/2035 (a)		187	187
Irwin Home Equity Loan Trust
4.100% due 07/25/2032 (a)		13	13
Long Beach Mortgage Loan Trust
4.150% due 06/25/2033 (a)		3	3
Morgan Stanley Asset-Backed Securities Capital I, Inc.
4.170% due 08/25/2033 (a)		11	11
3.980% due 10/25/2034 (a)		9	9
Novastar Home Equity Loan
4.160% due 09/25/2031 (a)		5	5
Quest Trust
3.874% due 06/25/2034 (a)		36	36
Renaissance Home Equity Loan Trust
4.270% due 08/25/2033 (a)		36	37
4.330% due 12/25/2033 (a)		135	136
3.674% due 11/25/2034 (a)		62	62
Residential Asset Mortgage Products, Inc.
3.990% due 09/25/2013 (a)		45	45
3.970% due 05/25/2026 (a)		29	29
4.160% due 12/25/2033 (a)		18	18
Saxon Asset Securities Trust
4.100% due 01/25/2032 (a)		1	1
4.130% due 06/25/2033 (a)		3	3
Sears Credit Account Master Trust
4.148% due 11/17/2009 (a)		100	100
SLM Student Loan Trust
3.630% due 07/27/2009 (a)		7	7
3.630% due 04/25/2010 (a)		47	47
Wells Fargo Home Equity Trust
4.000% due 02/25/2018 (a)		47	47

Total Asset-Backed Securities (Cost $1,492)			1,494

SOVEREIGN ISSUES 1.7%
Republic of Brazil
4.250% due 04/15/2006 (a)		46	46
10.000% due 01/16/2007		10	11
4.313% due 04/15/2009 (a)		177	176
9.760% due 06/29/2009 (a)		150	176
4.313% due 04/15/2012 (a)		108	106
Russian Federation
10.000% due 06/26/2007		140	153

Total Sovereign Issues (Cost $653)			668

SHORT-TERM INSTRUMENTS (i) 52.2%
Commercial Paper 47.6%
Anz National International Ltd.
3.750% due 12/12/2005		800	794
BNP Paribas Finance
3.680% due 12/02/2005		1,000	993
Carolina Power & Light Co.
3.670% due 10/11/2005		100	100
CBA (de) Finance
3.550% due 10/25/2005		700	698
3.910% due 12/28/2005		300	297
Danske Corp.
3.685% due 12/09/2005		1,000	992
DnB NORBank ASA
3.445% due 10/05/2005		1,000	1,000
Fannie Mae
3.373% due 10/05/2005		400	400
3.348% due 10/19/2005		1,000	998
3.571% due 11/09/2005		600	598
3.600% due 11/09/2005		800	797
3.994% due 03/29/2006		100	98
Florida Power Corp.
3.710% due 11/01/2005		100	100
ForeningsSparbanken AB
3.450% due 10/06/2005		1,000	1,000
Freddie Mac
3.390% due 10/11/2005		200	200
3.238% due 11/01/2005		400	399
General Electric Capital Corp.
3.620% due 11/02/2005		1,000	997
HBOS Treasury Services PLC
3.455% due 10/05/2005		100	100
3.750% due 12/01/2005		400	398
ING U.S. Funding LLC
3.510% due 10/18/2005		600	599
3.570% due 10/27/2005		500	499
Nordea North America, Inc.
3.670% due 11/10/2005		1,000	996
Rabobank USA Financial Corp.
3.630% due 11/08/2005		1,000	996
3.905% due 12/30/2005		100	99
Royal Bank of Scotland PLC
3.455% due 10/06/2005		400	400
Skandinaviska Enskilda Banken AB
3.720% due 12/08/2005		600	596
3.850% due 12/22/2005		500	495
Societe Generale N.A.
3.780% due 12/22/2005		1,000	991
Total Capital SA
3.780% due 10/07/2005		500	500
3.760% due 12/01/2005		600	596
UBS Finance Delaware LLC
3.285% due 10/03/2005		500	500
3.590% due 11/21/2005		600	597

			18,823

Repurchase Agreements 2.8%
Credit Suisse First Boston
3.250% due 10/03/2005		800	800
(Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.625% due 04/30/2007 valued at $819. Repurchase proceeds are $800.)
State Street Bank
3.400% due 10/03/2005		320	320
(Dated 09/30/2005. Collateralized by Fannie Mae 5.000% due 01/15/2007 valued at $331. Repurchase proceeds are $320.)

			1,120

German Treasury Bills 1.5%
2.013% due 10/19/2005-11/16/2005 (d)	EC	500	600

U.S. Treasury Bills 0.3%
3.472% due 12/01/2005-12/15/2005 (d)(f)		$105	105

Total Short-Term Instruments (Cost $20,654)			20,648

Total Investments (e) 100.0%			$39,522
(Cost $39,545)
Other Assets and Liabilities (Net) 0.0%			13

Net Assets 100.0%			$39,535

See accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a) Variable rate security.

(b) Interest only security.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) As of September 30, 2005, portfolio securities with an aggregate market value of $471 were valued with reference to securities whose prices are more readily obtainable.

(f) Securities with an aggregate market value of $104 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Depreciation
Eurodollar March Long Futures	03/2006	20	$(3)
Eurodollar June Long Futures	06/2006	13	(21)
Eurodollar September Long Futures	09/2006	6	(4)

			$(28)

(g) Swap agreements outstanding on September 30, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection*	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.750%	09/20/2006	$100	$0

*	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h) Short sales open on September 30, 2005 were as follows:

Type	Coupon	Maturity Date	Principal Amount	Proceeds	Value
U.S. Treasury Note	5.000%	02/15/2011	$200	$210	$210
U.S. Treasury Note	4.250%	08/15/2013	610	619	608
				$829	$818

(i) Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	936	11/2005	$2	$0	$2
Sell		1,563	11/2005	0	0	0
Buy	JY	45,693	10/2005	0	(12)	(12)
				$2	$(12)	$(10)

Schedule of Investments

StocksPLUS® Growth and Income Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 15.8%
Banking & Finance 7.5%
American General Finance Corp.
4.000% due 03/23/2007 (a)	$200	$200
BAE Systems Holdings, Inc.
4.050% due 08/15/2008 (a)	600	600
Citigroup Global Markets Holdings, Inc.
4.200% due 12/20/2007	2,500	2,483
Eli Lilly Services, Inc.
3.907% due 09/12/2008 (a)	2,100	2,101
Ford Motor Credit Co.
6.875% due 02/01/2006	1,200	1,205
6.500% due 01/25/2007	400	401
4.870% due 03/21/2007 (a)	1,500	1,480
4.830% due 09/28/2007 (a)	600	585
4.950% due 01/15/2008	100	95
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	1,500	1,500
4.509% due 01/16/2007 (a)	600	590
6.125% due 02/01/2007	500	497
Goldman Sachs Group, Inc.
3.590% due 03/30/2007 (a)	400	401
HSBC Finance Corp.
3.900% due 02/28/2007 (a)	2,100	2,101
4.000% due 09/15/2008 (a)	100	100
NiSource Finance Corp.
7.625% due 11/15/2005	500	502
Prudential Financial, Inc.
4.000% due 06/13/2008 (a)	900	901
Santander US Debt S.A.
3.970% due 09/21/2007 (a)	1,200	1,200
Simsbury CLO Ltd.
4.690% due 09/24/2011 (a)	616	612
Toyota Motor Credit Corp.
3.729% due 09/18/2006 (a)	500	500

		18,054

Industrials 4.6%
Cox Communications, Inc.
3.950% due 12/14/2007 (a)	200	201
DaimlerChrysler NA Holding Corp.
4.430% due 05/24/2006 (a)	1,100	1,103
Delhaize America, Inc.
7.375% due 04/15/2006	2,200	2,241
Electronic Data Systems Corp.
6.334% due 08/17/2006	400	405
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	1,700	978
Fort James Corp.
6.875% due 09/15/2007	1,300	1,346
Georgia-Pacific Corp.
7.500% due 05/15/2006	700	711
7.375% due 07/15/2008	400	421
HCA, Inc.
7.250% due 05/20/2008	120	125
HJ Heinz Co.
6.189% due 12/01/2005 (a)	1,400	1,404
Host Marriott LP
9.500% due 01/15/2007	25	26
Kraft Foods, Inc.
4.625% due 11/01/2006	500	500
La Quinta Corp.
7.000% due 08/15/2007	25	25
MCI, Inc.
7.688% due 05/01/2009	200	208
Tyco International Group S.A.
6.375% due 02/15/2006	1,400	1,409

		11,103

Utilities 3.7%
AT&T Wireless Services, Inc.
7.350% due 03/01/2006	100	101
British Telecom PLC
7.875% due 12/15/2005	1,000	1,007
CMS Energy Corp.
9.875% due 10/15/2007	600	656
Dominion Resources, Inc.
4.300% due 09/28/2007 (a)	600	600
NiSource, Inc.
3.628% due 11/01/2006	300	297
Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,410
Progress Energy, Inc.
6.750% due 03/01/2006	200	202
Public Service Enterprise Group, Inc.
4.295% due 09/21/2008 (a)	300	300
Qwest Corp.
6.671% due 06/15/2013 (a)	700	732
Southern Natural Gas Co.
6.700% due 10/01/2007	500	509
Sprint Capital Corp.
7.125% due 01/30/2006	800	807
Transcontinental Gas Pipe Line Corp.
4.879% due 04/15/2008 (a)	1,100	1,111
TXU Energy Co. LLC
4.360% due 01/17/2006 (a)	1,350	1,351

		9,083

Total Corporate Bonds & Notes (Cost $38,977)		38,240

MUNICIPAL BONDS & NOTES 0.3%
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	685	696

Total Municipal Bonds & Notes (Cost $682)		696

U.S. GOVERNMENT AGENCIES 9.3%
Fannie Mae
3.319% due 09/22/2006 (a)	1,100	1,100
3.651% due 11/28/2035 (a)	188	188
3.880% due 09/25/2035 (a)	1,366	1,367
5.000% due 12/01/2017 - 08/01/2020 (d)	5,265	5,254
5.103% due 12/01/2036 (a)	594	594
5.130% due 04/01/2033 (a)	341	345
5.283% due 09/01/2034 (a)	619	619
5.500% due 01/01/2034 - 10/13/2035 (d)	6,798	6,799
6.000% due 04/01/2016 - 11/01/2033 (d)	301	309
8.000% due 05/01/2030 - 09/01/2031 (d)	72	78
Federal Home Loan Bank
8.300% due 02/27/2012 (a)	500	467
Freddie Mac
3.960% due 08/25/2031 (a)	560	563
5.500% due 11/15/2015 - 08/15/2030 (d)	134	134
6.000% due 07/01/2016 - 05/01/2033 (d)	1,388	1,416
6.500% due 10/25/2043	733	751
Government National Mortgage Association
3.750% due 08/20/2024 (a)	27	28
4.125% due 11/20/2029 (a)	251	256
4.375% due 04/20/2024 - 05/20/2028 (a)(d)	1,685	1,700
8.000% due 04/15/2027 - 10/15/2030 (d)	464	497
8.500% due 04/20/2030	5	5

Total U.S. Government Agencies (Cost $22,612)		22,470

U.S. TREASURY OBLIGATIONS 4.8%
Treasury Inflation Protected Securities (c)(f)
3.625% due 01/15/2008	10,884	11,524

Total U.S. Treasury Obligations (Cost $11,477)		11,524

MORTGAGE-BACKED SECURITIES 4.8%
Banc of America Funding Corp.
4.118% due 05/25/2035 (a)	569	561
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	315	322
Bear Stearns Adjustable Rate Mortgage Trust
5.942% due 06/25/2032 (a)	132	132
5.342% due 02/25/2033 (a)	255	255
4.260% due 01/25/2034 (a)	340	338
4.712% due 01/25/2034 (a)	758	751
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	565	567
CS First Boston Mortgage Securities Corp.
3.350% due 03/25/2032 (a)	277	275
3.350% due 03/25/2032 (a)	707	709
5.726% due 05/25/2032 (a)	181	182
5.240% due 06/25/2032 (a)	57	57
6.257% due 06/25/2032 (a)	55	56
GSR Mortgage Loan Trust
4.180% due 01/25/2034 (a)	129	129
Impac CMB Trust
4.210% due 10/25/2033 (a)	84	83
Mellon Residential Funding Corp.
4.008% due 06/15/2030 (a)	1,114	1,113
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032 (a)	173	169
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	129	129
Prime Mortgage Trust
4.230% due 02/25/2019 (a)	72	72
4.230% due 02/25/2034 (a)	218	218
Resecuritization Mortgage Trust
4.080% due 04/26/2021 (a)	10	10
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	329	334
Salomon Brothers Mortgage Securities VII, Inc.
5.163% due 12/25/2030 (a)	349	350
Structured Asset Securities Corp.
3.930% due 08/25/2035 (a)	664	664
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	63	63
5.370% due 02/25/2033 (a)	540	540
4.007% due 02/27/2034 (a)	619	613
4.170% due 11/25/2035 (a)	300	300
4.137% due 08/25/2042 (a)	1,239	1,239
Washington Mutual, Inc.
3.977% due 11/25/2034 (a)	1,463	1,464

Total Mortgage-Backed Securities (Cost $11,777)		11,695

ASSET-BACKED SECURITIES 6.2%
AAA Trust
3.930% due 11/26/2035 (a)	808	808
ACE Securities Corp.
3.947% due 10/25/2035 (a)	1,600	1,601
Ameriquest Mortgage Securities, Inc.
3.947% due 10/25/2035 (a)	400	400
Argent Securities, Inc.
3.950% due 10/25/2035 (a)	600	601
Asset-Backed Funding Certificates
3.940% due 08/25/2035 (a)	1,784	1,784
Asset-Backed Securities Corp. Home Equity Loan Trust
3.990% due 05/25/2035 (a)	1,029	1,029
Bear Stearns Asset-Backed Securities, Inc.
4.030% due 09/25/2034 (a)	334	335
3.930% due 03/25/2035 (a)	181	181
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)	270	270
Chase Funding Mortgage Loan Asset-Backed Certificates
4.200% due 10/25/2032 (a)	131	132
Citigroup Mortgage Loan Trust, Inc.
3.850% due 09/25/2035 (a)	800	800
Countrywide Asset-Backed Certificates
3.970% due 05/25/2023 (a)	484	485
3.741% due 08/25/2035 (a)	700	700
CS First Boston Mortgage Securities Corp.
4.140% due 01/25/2032 (a)	138	139
4.160% due 05/25/2043 (a)	60	60
First Franklin Mortgage Loan Trust Asset-Backed Certificates
4.030% due 03/25/2024 (a)	209	210
3.960% due 10/25/2034 (a)	119	119
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)	108	108
4.146% due 02/20/2033 (a)	199	200
Impac CMB Trust
4.080% due 04/25/2034 (a)	455	454
Long Beach Mortgage Loan Trust
3.950% due 09/25/2035 (a)	884	884
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.980% due 11/25/2034 (a)	112	112
Park Place Securities, Inc.
3.940% due 08/25/2035 (a)	776	777
Residential Asset Mortgage Products, Inc.
3.930% due 05/25/2035 (a)	1,191	1,192
Residential Asset Securities Corp.
3.940% due 09/25/2035 (a)	800	801
SACO I, Inc.
3.910% due 07/25/2035 (a)	800	801

Total Asset-Backed Securities (Cost $14,974)		14,983

SOVEREIGN ISSUES 1.0%
Republic of Brazil
4.250% due 04/15/2006 (a)	416	417
4.313% due 04/15/2009 (a)	941	937
4.313% due 04/15/2009 (a)	94	94
8.000% due 01/15/2018	200	212
United Mexican States
4.270% due 01/13/2009 (a)	900	916

Total Sovereign Issues (Cost $2,520)		2,576

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar March Futures (CME)
Strike @ 94.750 Exp. 03/13/2006	50	0
Strike @ 94.375 Exp. 03/13/2006	289	0
Strike @ 93.750 Exp. 03/13/2006	155	1
S&P 500 Index December Futures (CME)
Strike @ 725 Exp. 12/16/2005	12	0
Strike @ 750 Exp. 12/16/2005	200	0

Total Purchased Put Options (Cost $11)		1

PREFERRED SECURITY 0.8%
	Shares
DG Funding Trust
3.360% due 12/29/2049 (a)	173	1,852

Total Preferred Security (Cost $1,823)		1,852

PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)	4,300	237

Total Preferred Stock (Cost $218)		237

SHORT-TERM INSTRUMENTS 57.5%
	Principal Amount (000s)
Commercial Paper 47.9%
Anz National International Ltd.
3.535% due 10/21/2005	$1,000	998
3.750% due 12/12/2005	6,400	6,350
ASB Bank Ltd.
3.510% due 10/18/2005	5,600	5,592
3.620% due 10/21/2005	600	599
Bank of Ireland
3.680% due 11/14/2005	1,000	996
BNP Paribas Finance
3.680% due 12/02/2005	6,900	6,853
3.750% due 12/12/2005	700	694
Carolina Power & Light Co.
3.670% due 10/11/2005	100	100
CBA (de) Finance
3.755% due 12/13/2005	1,200	1,190
Cox Communications, Inc.
3.871% due 01/17/2006	350	350
Danske Corp.
3.460% due 10/11/2005	3,200	3,198
3.605% due 11/04/2005	2,400	2,392
Dexia Delaware LLC
3.610% due 11/01/2005	4,400	4,387
DnB NORBank ASA
3.525% due 11/07/2005	1,800	1,794
Fannie Mae
3.360% due 11/30/2005	1,100	1,094
Florida Power Corp.
3.710% due 11/01/2005	1,600	1,595
ForeningsSparbanken AB
3.740% due 10/24/2005	3,100	3,093
Fortis Funding LLC
3.720% due 12/12/2005	6,700	6,647
Freddie Mac
3.590% due 12/12/2005	2,500	2,480
General Electric Capital Corp.
3.520% due 10/17/2005	2,200	2,197
3.580% due 10/26/2005	5,300	5,288
HBOS Treasury Services PLC
3.685% due 11/14/2005	4,400	4,381
Nordea North America, Inc.
3.520% due 10/21/2005	4,100	4,093
3.685% due 12/09/2005	3,300	3,275
Public Service Electric & Gas Co.
3.690% due 11/30/2005	1,400	1,392
Rabobank USA Financial Corp.
3.880% due 10/03/2005	6,600	6,600
Royal Bank of Scotland PLC
3.445% due 10/04/2005	4,900	4,900
3.455% due 10/06/2005	2,500	2,499
Skandinaviska Enskilda Banken AB
3.465% due 10/12/2005	5,500	5,495
Societe Generale N.A.
3.755% due 12/12/2005	1,200	1,191
3.770% due 12/19/2005	700	694
3.780% due 12/22/2005	2,300	2,279
3.780% due 12/23/2005	3,200	3,171
Spintab AB
3.730% due 12/01/2005	400	398
TotalFinaElf Capital S.A.
3.780% due 10/07/2005	6,600	6,597
UBS Finance Delaware LLC
3.860% due 10/03/2005	3,700	3,700
3.625% due 10/17/2005	600	599
3.585% due 11/21/2005	600	597
3.960% due 01/27/2006	2,000	1,974
3.975% due 01/30/2006	300	296
Westpac Capital Corp.
3.730% due 12/09/2005	3,900	3,871

		115,889

Repurchase Agreements 5.7%
Credit Suisse First Boston
3.250% due 10/03/2005	5,100	5,100
(Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.375% due 09/15/2009 valued at $5,217. Repurchase proceeds are $5,101.)
State Street Bank
3.400% due 10/03/2005	8,587	8,587

(Dated 09/30/2005. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $8,762. Repurchase proceeds are $8,589.)		13,687

U.S. Treasury Bills 3.9%
3.484% due 12/01/2005-12/15/2005 (d)(f)	9,475	9,417

Total Short-Term Instruments (Cost $139,020)		138,993

Total Investments (e) 100.6%		$243,267
(Cost $244,091)
Written Options (h) (0.0%)		(54)
(Premiums $46)
Other Assets and Liabilities (Net) (0.6%)		(1,476)

Net Assets 100.0%		$241,737

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) Security is in default.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) As of September 30, 2005, portfolio securities with an aggregate market value of $7,687 were valued with reference to securities whose prices are more readily obtainable.

(f) Securities with an aggregate market value of $20,941 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
Eurodollar March Long Futures	03/2006	42	$(63)
Eurodollar June Long Futures	06/2006	177	(118)
Eurodollar September Long Futures	09/2006	99	(70)
Euribor Purchased Put Options Strike @ 93.250	12/2005	56	(1)
Euribor Purchased Put Options Strike @ 94.250	12/2005	132	(3)
Euribor Purchased Put Options Strike @ 96.250	12/2005	192	(3)
Euribor Purchased Put Options Strike @ 96.380	12/2005	113	(2)
Euribor Purchased Put Options Strike @ 97.375	12/2005	105	32
S&P 500 December Short Futures	12/2005	65	40
S&P 500 December Long Futures	12/2005	747	(43)
U.S. Treasury 2-Year Note Long Futures	12/2005	2	(2)

			$(233)

(g) Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized (Depreciation )
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EC	1,000	$(4)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	(57)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		260,000	(96)

							$(157)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection*	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
ABN AMRO Bank, N.V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2006	$100	$2
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.770%	06/20/2007	500	9
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	200	2
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	500	21
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.200%	06/20/2006	200	3
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	3,000	13
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%	04/20/2007	600	7
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/12/2012	Sell	1.250%	12/20/2005	600	0
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	1,600	19

						$76

*	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation )
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.040%	04/28/2006	$4	$35
UBS Warburg LLC	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/16/2006	5	(73)

					$(38)

(h) Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	32	$5	$2
Call - CBOT U.S. Treasury Note December Futures	108.500	11/22/2005	4	1	0
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	46	7	1
Call - CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	7	2	1
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	15	4	9
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	37	8	17
Call - CBOT U.S. Treasury Note March Futures	113.000	12/22/2005	8	2	1
Put - CBOT U.S. Treasury Note March Futures	107.000	12/22/2005	8	1	2
Put - CME Eurodollar December Futures	95.250	12/18/2006	22	11	16
				$41	$49

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%*	12/20/2006	$1,000	$5	$5

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.

(i) Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	EC	245	11/2005	$1	$0	$1
Sell		978	11/2005	0	0	0
Buy	JY	396,332	10/2005	0	(108)	(108)
				$1	$(108)	$(107)

Schedule of Investments

StocksPLUS® Total Return Portfolio

September 30, 2005 (Unaudited)

Value (000s)
Other Assets and Liabilities (Net) 100.0%	$3,000

Net Assets 100.0%	$3,000

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Securities with an aggregate market value of $173 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
S&P 500 December Long Futures	12/2005	10	$0

Schedule of Investments

Total Return Portfolio

September 30, 2005 (Unaudited)

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 3.5%
Banking & Finance 1.5%
American General Finance Corp.
3.492% due 03/23/2007 (a)		$1,600	$1,600
American International Group, Inc.
5.050% due 10/01/2015		1,300	1,291
China Development Bank
5.000% due 10/15/2015		900	890
Export-Import Bank of China
4.875% due 07/21/2015		900	880
Export-Import Bank Of Korea
4.125% due 02/10/2009		140	137
Ford Motor Credit Co.
4.870% due 03/21/2007 (a)		900	888
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)		900	900
4.529% due 04/13/2006 (a)		19,900	19,867
HBOS Treasury Services PLC
5.920% due 09/29/2049 (a)		1,100	1,083
Petroleum Export Ltd.
5.265% due 06/15/2011		1,000	997
Phoenix Quake Wind Ltd.
5.979% due 07/03/2008 (a)		1,600	1,643
7.029% due 07/03/2008 (a)		400	349
Premium Asset Trust
4.165% due 09/08/2007 (a)		100	95
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		657	629
Residential Reinsurance Ltd.
8.820% due 06/08/2006 (a)		8,100	7,907
Resona Bank Ltd.
5.850% due 09/29/2049 (a)		1,700	1,681
UFJ Finance Aruba AEC
6.750% due 07/15/2013		1,100	1,210
Union Planters Corp.
6.750% due 11/01/2005		240	240
Vita Capital Ltd.
4.854% due 01/01/2007 (a)		500	502

			42,789

Industrials 1.1%
DaimlerChrysler NA Holding Corp.
4.430% due 05/24/2006 (a)		6,050	6,068
4.747% due 08/08/2006 (a)		900	906
El Paso Corp.
6.750% due 05/15/2009		6,000	5,970
7.875% due 06/15/2012		6,600	6,864
7.800% due 08/01/2031		1,500	1,511
ITT Corp.
6.750% due 11/15/2005		250	252
Pemex Project Funding Master Trust
8.000% due 11/15/2011		100	114
8.625% due 02/01/2022		1,200	1,470
9.500% due 09/15/2027		55	73
United Airlines, Inc.
8.030% due 07/01/2011 (c)		465	293
6.071% due 03/01/2013 (c)		6,558	6,335
4.090% due 03/02/2049 (a)(c)		1,354	1,355

			31,211

Utilities 0.9%
Entergy Gulf States, Inc.
6.000% due 12/01/2012		6,500	6,438
5.700% due 06/01/2015		8,300	8,147
Korea Electric Power Corp.
5.125% due 04/23/2034		90	90
Morgan Stanley Bank AG
9.625% due 03/01/2013		100	124
Ras Laffan LNG III
5.838% due 09/30/2027		2,600	2,614
TPSA Finance BV
7.750% due 12/10/2008		120	130
Williams Cos., Inc.
6.375% due 10/01/2010		7,000	6,983

			24,526

Total Corporate Bonds & Notes (Cost $95,943)			98,526

MUNICIPAL BONDS & NOTES 1.6%
Badger Tobacco Asset Securitization Corp., Wisconsin Revenue Bonds, Series 2002
6.000% due 06/01/2017		3,700	3,950
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,900	3,221
California State University Revenue Bonds, (FSA Insured), Series 2004
5.000% due 11/01/2034		5,000	5,212
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2005
6.990% due 01/01/2035 (a)		5,000	5,361
Durham County, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2017		5,465	5,885
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035		1,100	1,229
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037		1,530	1,636
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019		3,790	3,826
6.750% due 06/01/2039		5,450	6,344
New York State Environmental Facilities Corporate Revenue Bonds, Series 2002
7.210% due 06/15/2023 (a)		850	953
New York, New York General Obligation Bonds, Series 2005
6.900% due 03/01/2030 (a)		750	804
South San Antonio, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 08/15/2029		3,150	3,276
State of Texas Highway Improvement General Obligation Bonds, Series 2005
4.750% due 04/01/2035 (a)		1,800	1,852
University of Texas Financing Refunding Systems Revenue Bonds, Series 2003-B
5.000% due 08/15/2033		1,200	1,246

Total Municipal Bonds & Notes (Cost $42,334)			44,795

U.S. GOVERNMENT AGENCIES 58.7%
Fannie Mae
2.500% due 06/15/2008		2,480	2,358
3.319% due 09/22/2006 (a)		10,300	10,297
3.651% due 04/26/2035 (a)		2,133	2,133
4.000% due 10/01/2018		524	505
4.137% due 09/01/2040 (a)		138	140
4.180% due 03/25/2044 (a)		10,998	11,010
4.429% due 10/01/2032 (a)		2,123	2,147
4.438% due 11/01/2035 (a)		423	428
4.500% due 07/01/2019 - 04/01/2035 (e)		2,364	2,282
4.862% due 11/01/2025 (a)		3	3
4.886% due 09/01/2039 (a)		177	182
5.000% due 01/01/2018 - 10/13/2035 (e)		437,311	429,837
5.103% due 12/01/2036 (a)		3,597	3,597
5.283% due 09/01/2034 (a)		3,783	3,789
5.500% due 04/01/2014 - 10/13/2035 (e)		1,099,929	1,100,413
6.000% due 04/01/2016 - 05/01/2034 (e)		13,251	13,617
6.500% due 06/01/2029 - 11/01/2034 (e)		1,527	1,574
7.000% due 04/25/2023 - 06/01/2032 (e)		5,215	5,466
Federal Home Loan Bank
4.200% due 02/05/2007 (a)		2,000	1,851
Federal Housing Administration
7.430% due 01/25/2023		177	176
Financing Corp.
0.000% due 04/05/2019 - 09/26/2019 (e)		1,670	860
Freddie Mac
2.614% due 07/15/2011		498	493
4.218% due 11/15/2030 (a)		56	56
4.268% due 09/15/2030 (a)		48	49
4.500% due 04/01/2018 - 10/01/2018 (e)		2,966	2,911
4.912% due 01/01/2028 (a)		4	5
5.000% due 04/01/2018 - 09/01/2035 (e)		10,920	10,835
5.488% due 07/01/2027 (a)		5	5
5.500% due 04/01/2033		1,407	1,409
5.646% due 07/01/2030 (a)		3	3
6.000% due 07/01/2016 - 11/01/2033 (e)		8,114	8,275
6.500% due 03/01/2013 - 03/01/2034 (e)		1,423	1,468
7.000% due 06/15/2023		2,756	2,875
7.500% due 07/15/2030 - 03/01/2032 (e)		442	466
8.500% due 08/01/2024		24	26
Government National Mortgage Association
3.500% due 07/20/2030 (a)		29	30
3.750% due 02/20/2032 (a)		1,877	1,891
4.125% due 10/20/2029 - 11/20/2029 (a)(e)		569	580
4.196% due 06/20/2030 (a)		4	4
4.296% due 09/20/2030 (a)		46	46
4.375% due 04/20/2026 - 05/20/2030 (a)(e)		211	212
5.500% due 04/15/2033 - 09/15/2033 (e)		803	811
6.500% due 03/15/2031 - 04/15/2032 (e)		435	452
Small Business Administration
5.130% due 09/01/2023		89	90
6.030% due 02/10/2012		9,519	9,949
6.290% due 01/01/2021		259	273
6.344% due 08/01/2011		1,401	1,475
7.449% due 08/01/2010		25	27
7.500% due 04/01/2017		1,749	1,847
8.017% due 02/10/2010		155	168

Total U.S. Government Agencies (Cost $1,648,006)			1,639,396

U.S. TREASURY OBLIGATIONS 5.1%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (g)		493	510
2.375% due 01/15/2025		5,079	5,435
3.625% due 04/15/2028		1,691	2,213
U.S. Treasury Bonds
7.875% due 02/15/2021		26,600	36,191
8.125% due 05/15/2021		6,300	8,767
8.000% due 11/15/2021		21,800	30,184
6.250% due 08/15/2023		4,900	5,861
6.000% due 02/15/2026		5,500	6,488
U.S. Treasury Notes
3.500% due 02/15/2010		900	875
3.875% due 09/15/2010		28,400	28,007
4.250% due 08/15/2015		17,500	17,396

Total U.S. Treasury Obligations (Cost $144,069)			141,927

MORTGAGE-BACKED SECURITIES 4.2%
Banc of America Commercial Mortgage, Inc.
4.875% due 06/10/2039		590	591
4.128% due 07/10/2042		395	386
Banc of America Funding Corp.
4.118% due 05/25/2035 (a)		6,350	6,267
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031		2,328	2,383
5.550% due 10/20/2032 (a)		332	333
6.500% due 09/25/2033		823	830
Bear Stearns Adjustable Rate Mortgage Trust
4.313% due 11/25/2030 (a)		16	17
5.259% due 10/25/2032 (a)		96	96
5.345% due 01/25/2033 (a)		698	699
5.632% due 01/25/2033 (a)		374	375
5.081% due 03/25/2033 (a)		1,894	1,861
4.854% due 01/25/2034 (a)		4,778	4,747
4.750% due 11/25/2035 (a)		27,800	27,656
Bear Stearns Alt-A Trust
5.448% due 05/25/2035 (a)		11,578	11,638
Countrywide Alternative Loan Trust
4.673% due 08/25/2034		520	519
Countrywide Home Loan Mortgage Pass-Through Trust
3.730% due 05/25/2034 (a)		2,863	2,857
CS First Boston Mortgage Securities Corp.
6.037% due 04/25/2032 (a)		31	32
6.257% due 06/25/2032 (a)		464	465
5.672% due 10/25/2032 (a)		254	254
First Nationwide Trust
6.750% due 08/21/2031		138	139
Greenwich Capital Commercial Funding Corp.
5.317% due 06/10/2036		915	935
GS Mortgage Securities Corp. II
5.396% due 08/10/2038		905	930
GSR Mortgage Loan Trust
4.541% due 09/25/2035 (a)		28,100	27,791
Indymac Adjustable Rate Mortgage Trust
6.648% due 01/25/2032 (a)		18	18
Merrill Lynch Mortgage Trust
4.353% due 02/12/2042		515	508
Morgan Stanley Capital I
4.050% due 01/13/2041		530	515
Prime Mortgage Trust
4.230% due 02/25/2019 (a)		433	434
4.230% due 02/25/2034 (a)		1,816	1,819
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		2,150	2,187
SACO I, Inc.
4.020% due 07/25/2019 (a)		3,895	3,898
Structured Asset Mortgage Investments, Inc.
4.119% due 09/19/2032 (a)		617	617
Structured Asset Securities Corp.
4.280% due 06/25/2017 (a)		57	57
6.103% due 02/25/2032 (a)		47	47
6.150% due 07/25/2032 (a)		126	126
4.120% due 01/25/2033 (a)		73	73
Superannuation Members Home Loans Global Fund
4.125% due 06/15/2026 (a)		60	60
Torrens Trust
4.028% due 07/15/2031 (a)		515	515
Washington Mutual Mortgage Securities Corp.
5.126% due 10/25/2032 (a)		561	562
4.170% due 11/25/2035 (a)		3,500	3,501
4.137% due 08/25/2042 (a)		9,740	9,742

Total Mortgage-Backed Securities (Cost $117,029)			116,480

ASSET-BACKED SECURITIES 2.2%
AAA Trust
3.930% due 11/26/2035 (a)		9,512	9,513
Aames Mortgage Investment Trust
3.910% due 08/25/2035 (a)		790	790
Amortizing Residential Collateral Trust
4.100% due 06/25/2032 (a)		796	797
Capital Auto Receivables Asset Trust
3.778% due 06/15/2006 (a)		370	370
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)		2,426	2,427
Citifinancial Mortgage Securities, Inc.
3.082% due 08/25/2033		81	80
3.221% due 10/25/2033		100	99
Colonial Advisory Services CBO I Ltd.
4.420% due 06/20/2008 (a)		855	854
Conseco Finance Securitizations Corp.
4.138% due 12/15/2029 (a)		158	158
Countrywide Asset-Backed Certificates
3.323% due 05/25/2022		250	248
3.324% due 12/25/2023		365	363
Credit-Based Asset Servicing & Securitization LLC
3.564% due 09/25/2033 (a)		1,728	1,729
EMC Mortgage Loan Trust
4.200% due 05/25/2040 (a)		1,179	1,183
GRMT II LLC
4.046% due 06/20/2032 (a)		17	17
GSAMP Trust
4.020% due 10/25/2033 (a)		4,057	4,061
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 10/20/2032 (a)		3,197	3,201
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)		269	270
Impac CMB Trust
4.080% due 04/25/2034 (a)		3,412	3,409
Irwin Home Equity Loan Trust
4.205% due 06/25/2021 (a)		5	5
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (a)		14	14
Residential Asset Mortgage Products, Inc.
3.810% due 01/25/2026		220	219
4.450% due 07/25/2028		1,145	1,139
4.230% due 05/25/2029		165	164
4.003% due 01/25/2030		275	274
Sears Credit Account Master Trust
4.148% due 11/17/2009 (a)		21,465	21,488
SLM Student Loan Trust
3.630% due 04/25/2010 (a)		3,412	3,413
Structured Asset Securities Corp.
4.370% due 10/25/2034		525	522
Terwin Mortgage Trust
4.460% due 09/25/2034 (a)		4,373	4,375
Wells Fargo Home Equity Trust
3.990% due 06/25/2019 (a)		259	259

Total Asset-Backed Securities (Cost $61,489)			61,441

SOVEREIGN ISSUES 3.1%
Province of Quebec Canada
5.500% due 04/11/2006		630	635
Republic of Brazil
4.250% due 04/15/2006 (a)		864	866
4.313% due 04/15/2009 (a)		518	515
9.760% due 06/29/2009 (a)		100	117
9.250% due 10/22/2010		85	96
11.000% due 01/11/2012		300	368
4.313% due 04/15/2012 (a)		6,094	6,011
4.313% due 04/15/2012 (a)		247	244
10.500% due 07/14/2014		2,340	2,838
8.000% due 01/15/2018		20,600	21,867
8.875% due 04/15/2024		90	96
Republic of Panama
9.625% due 02/08/2011		800	960
9.375% due 01/16/2023		330	418
8.875% due 09/30/2027		5,200	6,357
Republic of Peru
9.125% due 02/21/2012		1,400	1,687
9.875% due 02/06/2015		5,100	6,541
Republic of South Africa
9.125% due 05/19/2009		500	571
Russian Federation
5.000% due 03/31/2030 (a)		12,500	14,394
5.000% due 03/31/2030 (a)		545	627
United Mexican States
9.875% due 02/01/2010		100	119
8.375% due 01/14/2011		300	346
6.375% due 01/16/2013		930	992
11.375% due 09/15/2016		900	1,330
8.125% due 12/30/2019		4,200	5,103
8.300% due 08/15/2031		10,635	13,320

Total Sovereign Issues (Cost $77,397)			86,418

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 0.4%
Commonwealth of Canada
5.750% due 06/01/2033	C$	2,200	2,361
3.000% due 12/01/2036 (d)		1,144	1,296
United Kingdom Gilt
4.750% due 06/07/2010	BP	2,700	4,870
4.750% due 09/07/2015		1,000	1,830

Total Foreign Currency-Denominated Issues (Cost $10,120)			10,357

PURCHASED CALL OPTIONS 0.0%
	Notional Amount (000s)
30-Year Interest Rate Swap (OTC)
Strike @ 4.500%** Exp. 06/02/2006		$2,000	18

Total Purchased Call Options (Cost $59)			18

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar December Futures (CME)
Strike @ 93.750 Exp. 12/19/2005		764	5

Total Purchased Put Options (Cost $8)			5

PREFERRED SECURITY 0.5%
	Shares
DG Funding Trust
3.360% due 12/29/2049 (a)		1,239	13,265

Total Preferred Security (Cost $13,055)			13,265

PREFERRED STOCK 0.1%
Fannie Mae
7.000% due 12/31/2049 (a)		36,100	1,988

Total Preferred Stock (Cost $1,807)			1,988

SHORT-TERM INSTRUMENTS (j) 44.1%
	Principal Amount (000s)
Certificates of Deposit 2.5%
Wells Fargo Bank, N.A.
3.760% due 10/13/2005		$70,000	70,000

Commercial Paper 32.6%
Bank of Ireland
3.715% due 11/22/2005		11,300	11,242
3.960% due 01/27/2006		13,200	13,027
3.970% due 01/27/2006		60,000	59,213
Barclays U.S. Funding Corp.
3.710% due 11/16/2005		9,500	9,457
3.745% due 11/22/2005		500	497
3.890% due 12/12/2005		70,700	70,143
3.785% due 12/14/2005		3,000	2,976
Carolina Power & Light Co.
3.670% due 10/11/2005		1,000	999
CBA (de) Finance
3.660% due 10/12/2005		65,200	65,140
CDC Commercial Paper, Inc.
3.360% due 10/04/2005		70,500	70,493
3.680% due 11/10/2005		12,900	12,850
3.740% due 11/28/2005		500	497
Cox Communications, Inc.
3.688% due 01/17/2006		3,500	3,458
Danske Corp.
3.800% due 01/17/2006		1,700	1,680
Federal Home Loan Bank
3.180% due 10/03/2005		400	400
ForeningsSparbanken AB
3.620% due 10/07/2005		77,200	77,169
Fortis Funding LLC
3.965% due 01/30/2006		49,200	48,538
Freddie Mac
3.180% due 10/03/2005		76,800	76,800
HBOS Treasury Services PLC
3.970% due 01/30/2006		50,000	49,327
National Australia Funding, Inc.
3.740% due 10/04/2005		6,400	6,399
Nordea North America, Inc.
3.910% due 12/29/2005		75,000	74,264
Rabobank USA Financial Corp.
3.880% due 10/03/2005		10,900	10,900
3.360% due 10/17/2005		73,700	73,604
Skandinaviska Enskilda Banken AB
3.710% due 11/21/2005		11,100	11,044
TotalFinalElf Capital S.A.
3.727% due 11/23/2005		76,300	75,897
UBS Finance Delaware LLC
3.860% due 10/03/2005		400	400
3.750% due 10/05/2005		7,000	6,999
3.750% due 12/13/2005		77,100	76,484

			909,897

Repurchase Agreements 1.5%
Credit Suisse First Boston
3.250% due 10/03/2005		36,000	36,000
(Dated 09/30/2005. Collateralized by U.S. Treasury Notes 3.125% due 09/15/2008 valued at $36,839. Repurchase proceeds are $36,010.)
State Street Bank
3.400% due 10/03/2005		5,073	5,073

(Dated 09/30/2005. Collateralized by Fannie Mae 2.625% due 01/19/2007 valued at $5,179. Repurchase proceeds are $5,074.)			41,073

French Treasury Bills 6.4%
1.994% due 11/17/2005-01/05/2006	EC	148,300	177,712

German Treasury Bills 0.6%
2.014% due 01/18/2006		15,400	18,397

U.S. Treasury Bills 0.5%
3.397% due 12/01/2005-12/15/2005 (e)(f)(g)		$13,110	13,006

Total Short-Term Instruments (Cost $1,234,480)			1,230,085

Total Investments (b) 123.5%			$3,444,701
(Cost $3,445,796)
Written Options (i) (0.0%)			(1,065)
(Premiums $1,023)
Other Assets and Liabilities (Net) (23.5%)			(653,747)

Net Assets 100.0%			$2,789,889

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of September 30, 2005, portfolio securities with an aggregate market value of $74,417 were valued with reference to securities whose prices are more readily obtainable.

(c) Security is in default.

(d) Principal amount of security is adjusted for inflation.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Securities with an aggregate market value of $3,970 have been pledged as collateral for swap and swaption contracts on September 30, 2005.

(g) Securities with an aggregate market value of $9,546 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation )
Eurodollar March Long Futures	03/2006	2,099	$(2,730)
Eurodollar June Long Futures	06/2006	2,753	(2,073)
Eurodollar September Long Futures	09/2006	158	(124)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 95.500	12/2006	94	(9)
U.S. Treasury 30-Year Bond Long Futures	12/2005	572	(1,425)
U.S. Treasury 5-Year Note Long Futures	12/2005	1,006	(684)

			$(7,045)

(h) Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation )
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2007	BP	32,400	$0
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011		1,800	55
Lehman Brothers, Inc.	6-month BP-LIBOR	Pay	4.500%	09/20/2009		17,500	0
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	2,300	44
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EC	1,400	0
BNP Paribas Bank	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,200	(38)
UBS Warburg LLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,900	0
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	387,100	(109)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(57)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,050,000	(387)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,625,000	(707)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010		$66,500	(326)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		20,000	56
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		26,300	(15)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		43,200	(262)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	12/15/2015		6,300	(123)
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		2,900	(21)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010		11,500	(64)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007		9,800	(74)

							$(2,028)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection*	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation )
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%	06/20/2006	$4,600	$62
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.300%	09/20/2006	1,800	(1)
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	200	9
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007	2,100	3
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.700%	09/20/2006	2,600	(5)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	4,200	13
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	5.000%	06/20/2006	1,700	61
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	400	20
J.P. Morgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	1,800	89
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.580%	06/20/2006	1,900	8
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.200%	06/20/2006	9,600	137
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,500	33
Wachovia Bank N.A.	Dow Jones CDX N.A. HV5 Index	Sell	0.850%	12/20/2010	5,000	0

						$429

*	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(i) Written options outstanding on September 30, 2005:

Name of Issuer		Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures		$109.000	11/22/2005	366	$58	$17
Call - CBOT U.S. Treasury Note December Futures		108.500	11/22/2005	43	6	3
Call - CBOT U.S. Treasury Note December Futures		114.000	11/22/2005	716	116	22
Call - CBOT U.S. Treasury Note December Futures		112.000	11/22/2005	85	18	13
Put - CBOT U.S. Treasury Note December Futures		107.000	11/22/2005	173	45	105
Put - CBOT U.S. Treasury Note December Futures		108.000	11/22/2005	110	49	24
Put - CBOT U.S. Treasury Note December Futures		109.000	11/22/2005	782	200	355
Call - TSE Japanese Government Note December Futures	JY	140.000	11/30/2005	5	10	4
Call - CBOT U.S. Treasury Note March Futures		$113.000	12/22/2005	88	18	14
Put - CBOT U.S. Treasury Note March Futures		107.000	12/22/2005	88	16	19
Put - CME Eurodollar December Futures		95.250	12/18/2006	255	130	182
					$666	$758

Name of Issuer	Counterparty	Exercise Rate		Expiration Date		Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	1.000	%**	11/30/2005	JY	2,500,000	$35	$19
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	06/02/2006		$5,000	60	14
Put - OTC 1-Year Interest Rate Swap	HSBC Bank USA	4.500	%*	12/20/2006		53,900	262	274
							$357	$307
*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.
**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(j) Forward foreign currency contracts outstanding on September 30, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Sell	BP	3,726	10/2005	$136	$0	$136
Sell	C$	3,898	10/2005	0	(75)	(75)
Buy	CP	681,678	02/2006	28	0	28
Sell	EC	5	10/2005	0	0	0
Sell		167,689	11/2005	301	0	301
Buy	JY	4,489,787	10/2005	0	(1,116)	(1,116)
Buy	KW	955,900	01/2006	0	(20)	(20)
Buy		520,100	02/2006	0	(11)	(11)
Buy		590,000	03/2006	0	(10)	(10)
Buy	MP	4,812	02/2006	7	0	7
Buy		5,611	03/2006	4	0	4
Buy	PN	1,531	02/2006	0	(13)	(13)
Buy		1,748	03/2006	0	(9)	(9)
Buy	PZ	1,380	02/2006	4	0	4
Buy		1,414	03/2006	0	(4)	(4)
Buy	RP	34,037	03/2006	0	0	0
Buy	RR	12,595	01/2006	6	0	6
Buy		12,733	02/2006	2	0	2
Buy		15,287	03/2006	0	(2)	(2)
Buy	S$	746	01/2006	0	(11)	(11)
Buy		760	02/2006	0	(8)	(8)
Buy		854	03/2006	0	(4)	(4)
Buy	SV	31,282	03/2006	0	(17)	(17)
Buy	T$	14,800	02/2006	0	(15)	(15)
Buy		16,653	03/2006	0	(2)	(2)
				$488	$(1,317)	$(829)

Schedule of Investments

Total Return Portfolio II

September 30, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.9%
Banking & Finance 2.5%
American General Finance Corp.
4.000% due 03/23/2007 (a)	$100	$100
Citigroup Global Markets Holdings, Inc.
3.816% due 03/07/2008 (a)	100	100
General Motors Acceptance Corp.
4.870% due 10/20/2005 (a)	100	100
Goldman Sachs Group, Inc.
3.881% due 08/01/2006 (a)	100	100
Morgan Stanley Dean Witter & Co.
3.734% due 01/18/2008 (a)	100	100
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	100	116

		616

Industrials 0.4%
DaimlerChrysler NA Holding Corp.
4.430% due 05/24/2006 (a)	50	50
El Paso Corp.
6.750% due 05/15/2009	50	50

		100

Total Corporate Bonds & Notes (Cost $698)		716

MUNICIPAL BONDS & NOTES 1.3%
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019	55	56
6.750% due 06/01/2039	100	116
New York City Municipal Water Finance Authority Revenue Bonds, Series 2005
7.150% due 06/15/2031 (a)	100	109
New York State Environmental Facilities Corporate Revenue Bonds, Series 2002
7.300% due 06/15/2023 (a)	25	28
University of Texas Financing Refunding Systems Revenue Bonds, Series 2003-B
5.000% due 08/15/2033	20	21

Total Municipal Bonds & Notes (Cost $307)		330

U.S. GOVERNMENT AGENCIES 75.8%
Fannie Mae
3.500% due 03/25/2009	64	64
3.651% due 04/26/2035 (a)	31	31
3.799% due 09/22/2006 (a)	100	100
3.950% due 03/25/2034 (a)	57	57
5.000% due 06/01/2018 - 10/13/2035 (d)	9,176	9,140
5.103% due 12/01/2036 (a)	40	40
5.283% due 09/01/2034 (a)	40	40
5.500% due 10/01/2017 - 10/13/2035 (d)	8,522	8,520
6.000% due 07/01/2016 - 07/25/2024 (d)	112	114
Freddie Mac
4.190% due 10/25/2029 (a)	87	88
4.500% due 10/15/2022	300	300
4.912% due 01/01/2028 (a)	4	5
5.000% due 10/01/2018	72	72
5.483% due 07/01/2027 (a)	5	5
5.500% due 08/15/2030	6	6
6.000% due 09/01/2016	13	13
Government National Mortgage Association
4.296% due 09/20/2030 (a)	5	5
4.375% due 02/20/2027 - 05/20/2030 (a)(d)	29	30
Small Business Administration
4.750% due 07/01/2025	300	298

Total U.S. Government Agencies (Cost $19,029)		18,928

U.S. TREASURY OBLIGATION 4.0%
Treasury Inflation Protected Security (c)
3.375% due 01/15/2007 (e)	123	128
U.S. Treasury Bond
6.000% due 02/15/2026	650	767
U.S. Treasury Note
4.250% due 08/15/2015	100	99

Total U.S. Treasury Obligations (Cost $1,001)		994

MORTGAGE-BACKED SECURITIES 3.1%
Banc of America Funding Corp.
4.118% due 05/25/2035 (a)	95	94
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	31	32
6.500% due 02/25/2033	7	7
Bear Stearns Adjustable Rate Mortgage Trust
5.077% due 03/25/2033 (a)	21	20
4.715% due 12/25/2033 (a)	45	44
Bear Stearns Alt-A Trust
5.443% due 05/25/2035 (a)	90	90
Countrywide Home Loan Mortgage Pass-Through Trust
4.120% due 04/25/2035 (a)	88	88
CS First Boston Mortgage Securities Corp.
6.021% due 04/25/2032 (a)	0	0
5.447% due 06/25/2032 (a)	8	8
6.247% due 06/25/2032 (a)	3	4
3.400% due 08/25/2033 (a)	8	8
GSR Mortgage Loan Trust
6.000% due 03/25/2032	5	5
Impac CMB Trust
4.230% due 07/25/2033 (a)	47	47
Mastr Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	75	75
MASTR Asset Securitization Trust
5.500% due 09/25/2033	45	45
Merrill Lynch Mortgage Investors, Inc.
4.867% due 01/25/2029 (a)	53	54
Prime Mortgage Trust
4.230% due 02/25/2034 (a)	36	36
Structured Asset Mortgage Investments, Inc.
4.119% due 09/19/2032 (a)	4	4
Structured Asset Securities Corp.
6.150% due 07/25/2032 (a)	1	1
Washington Mutual Mortgage Securities Corp.
4.007% due 02/27/2034 (a)	25	25
4.137% due 08/25/2042 (a)	99	99

Total Mortgage-Backed Securities (Cost $789)		786

ASSET-BACKED SECURITIES 1.8%
AAA Trust
3.930% due 04/25/2035 (a)	62	62
Accredited Mortgage Loan Trust
3.610% due 01/25/2035 (a)	36	36
Amortizing Residential Collateral Trust
4.100% due 06/25/2032 (a)	6	6
Asset-Backed Securities Corp. Home Equity Loan Trust
3.990% due 12/25/2034 (a)	10	10
Carrington Mortgage Loan Trust
3.910% due 06/25/2035 (a)	27	27
CIT Group Home Equity Loan Trust
4.100% due 06/25/2033 (a)	3	3
CS First Boston Mortgage Securities Corp.
4.140% due 01/25/2032 (a)	8	8
Equity One ABS, Inc.
4.110% due 11/25/2032 (a)	9	9
Fleet Credit Card Master Trust II
3.908% due 05/15/2008 (a)	100	100
Fremont Home Loan Trust
3.940% due 01/25/2035 (a)	38	38
HFC Home Equity Loan Asset-Backed Certificates
4.146% due 10/20/2032 (a)	20	20
Household Mortgage Loan Trust
4.096% due 05/20/2032 (a)	2	2
Impac CMB Trust
4.080% due 01/25/2034 (a)	45	45
Morgan Stanley Dean Witter Capital I, Inc.
4.160% due 07/25/2032 (a)	0	0
Park Place Securities, Inc.
3.990% due 02/25/2035 (a)	27	27
Residential Asset Mortgage Products, Inc.
3.970% due 04/25/2026 (a)	57	57

Total Asset-Backed Securities (Cost $450)		450

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/13/2006	15	0

Total Purchased Put Options (Cost $0)		0

	Shares
PREFERRED SECURITY 0.5%
DG Funding Trust
3.360% due 12/29/2049 (a)	11	118

Total Preferred Security (Cost $116)		118

	Principal Amount (000s)
SHORT-TERM INSTRUMENT 35.0%
Certificates of Deposit 2.8%
Citibank New York N.A.
3.845% due 12/19/2005	$700	700

Commercial Paper 13.1%
Federal Home Loan Bank
3.673% due 11/25/2005	600	597
Freddie Mac
3.239% due 10/18/2005	400	399
3.487% due 10/25/2005	600	599
3.310% due 11/02/2005	200	199
3.620% due 11/15/2005	500	498
3.579% due 12/12/2005	400	397
General Electric Capital Corp.
3.620% due 11/02/2005	600	598

		3,287

Repurchase Agreements 18.2%
Credit Suisse First Boston
3.250% due 10/03/2005	4,100	4,100
(Dated 09/30/2005. Collateralized by U.S. Treasury Notes 2.625% due 03/15/2009 valued at $4,202. Repurchase proceeds are $4,101.)
State Street Bank
3.400% due 10/03/2005	448	448
(Dated 09/30/2005. Collateralized by Federal Home Loan Bank 3.375% due 02/23/2007 valued at $461. Repurchase proceeds are $448.)

		4,548

U.S. Treasury Bills 0.9%
3.408% due 12/01/2005-12/15/2005 (d)(e)	220	218

Total Short-Term Instruments (Cost $8,754)		8,753

Total Investments (b) 124.4%		$31,075
(Cost $31,144)
Written Options (0.0%)		(8)
(Premiums $7)
Other Assets and Liabilities (Net) (24.4%)		(6,088)

Net Assets 100.0%		$24,979

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Variable rate security.

(b) As of September 30, 2005, portfolio securities with an aggregate market value of $8 were valued with reference to securities whose prices are more readily obtainable.

(c) Principal amount of security is adjusted for inflation.

(d) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e) Securities with an aggregate market value of $346 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar March Long Futures	03/2006	28	$(28)
Eurodollar June Long Futures	06/2006	24	(14)
Eurodollar September Long Futures	09/2006	3	(3)
U.S. Treasury 30-Year Bond Short Futures	12/2005	14	(20)

			$(65)

(f) Swap agreements outstanding on September 30, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	12/15/2010	$400	$(2)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	12/15/2010	100	(1)

						$(3)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection*	(Pay)/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Ford Motor Acceptance Corp. 7.450% due 07/16/2031	Sell	4.150%	06/20/2007	$200	$7
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.350%	09/20/2006	100	0
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.500%	06/20/2006	200	3

						$10

*	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(g) Written options outstanding on September 30, 2005:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note December Futures	$109.000	11/22/2005	4	$1	$0
Call - CBOT U.S. Treasury Note December Futures	114.000	11/22/2005	8	1	0
Call - CBOT U.S. Treasury Note December Futures	112.000	11/22/2005	1	0	0
Put - CBOT U.S. Treasury Note December Futures	107.000	11/22/2005	2	1	1
Put - CBOT U.S. Treasury Note December Futures	108.000	11/22/2005	1	0	0
Put - CBOT U.S. Treasury Note December Futures	109.000	11/22/2005	8	2	4
Call - CBOT U.S. Treasury Note March Futures	113.000	12/22/2005	1	0	0
Put - CBOT U.S. Treasury Note March Futures	107.000	12/22/2005	1	0	0
Put - CME Eurodollar December Futures	95.250	12/18/2006	3	2	3
				$7	$8

Supplementary Notes to Schedule of Investments

September 30, 2005 (Unaudited)

1. Federal Income Tax Matters

At September 30, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Asset Portfolio	$9,034	$(706)	$8,328
CommodityRealReturn Strategy Portfolio	86	(143)	(57)
Emerging Markets Bond Portfolio	5,890	(73)	5,817
Foreign Bond Portfolio	1,683	(676)	1,007
Global Bond Portfolio	1,281	(857)	424
High Yield Portfolio	10,983	(7,109)	3,874
Long-Term U.S. Government Portfolio	916	(1,137)	(221)
Low Duration Portfolio	243	(1,072)	(829)
Money Market Portfolio	—	—	—
RealEstateRealReturn Strategy Portfolio	—	—
Real Return Portfolio	2,783	(3,192)	(409)
Short-Term Portfolio	24	(47)	(23)
StocksPLUS® Growth & Income Portfolio	262	(1,086)	(824)
StocksPLUS® Total Return Portfolio	—	—
Total Return Portfolio	17,877	(18,972)	(1,095)
Total Return Portfolio II	54	(123)	(69)

2. Non-U.S. Currency Symbols utilized throughout reports are defined as follows:

A$	-	Australian Dollar
BP	-	British Pound
BR	-	Brazilian Real
C$	-	Canadian Dollar
CP	-	Chilean Peso
CY	-	Chinese Yuan Renminbi
DK	-	Danish Krone
EC	-	Euro
H$	-	Hong Kong Dollar
IR	-	Indonesian Rupiah
JY	-	Japanese Yen
KW	-	South Korean Won
MP	-	Mexican Peso
N$	-	New Zealand Dollar
PN	-	Peruvian New Sol
PZ	-	Polish Zloty
RP	-	Indian Rupee
RR	-	Russian Ruble
S$	-	Singapore Dollar
SK	-	Swedish Krona
SR	-	South African Rand
SV	-	Slovakian Koruna
T$	-	Taiwan Dollar

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	November 23, 2005

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 23, 2005